       As filed with the Securities and Exchange Commission on February 22, 2008
                                               Securities Act File No. 333-41694
                                       Investment Company Act File No. 811-06352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933       [X]

                         Pre-Effective Amendment No.                     [ ]

                      Post-Effective Amendment No. 104                   [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940   [X]

                              Amendment No. 115                          [X]
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

              Huey P. Falgout, Jr., Esq              With copies to:
                 ING Investments, LLC            Philip H. Newman, Esq.
            7337 E. Doubletree Ranch Road         Goodwin Procter, LLP
                 Scottsdale, AZ 85258                Exchange Place
       (Name and Address of Agent for Service)       53 State Street
                                                    Boston, MA 02109

                                   ----------

     It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[X]  On February 29, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]  This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                              ING SERIES FUND, INC.

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

..    Cover Sheet

..    Contents of Registration Statement and Explanatory Note

..    ING Global Science and Technology Fund Class A, Class B and Class C
     Prospectus dated February 29, 2008

..    ING Global Science and Technology Fund Class I Prospectus dated February
     29, 2008

..    ING Global Science and Technology Fund Class O Prospectus dated February
     29, 2008

..    ING Global Science and Technology Fund Class A, Class B, Class C, Class I
     and Class O Statement of Additional Information dated February 29, 2008

..    Part C

..    Signature Page

                                Explanatory Note

This Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A
for ING Series Fund, Inc. (the "Registrant") is being filed under Rule 485(b)
under the Securities Act of 1933, as amended, for the purpose of finalizing the
Prospectuses and Statement of Additional Information for the Registrant's Global
Equity Fund - ING Global Science and Technology Fund.

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Prospectus
FEBRUARY 29, 2008

Class A, Class B and Class C
GLOBAL EQUITY FUND
[|] ING Global Science and Technology Fund

 This Prospectus contains important information about investing in Class A,
 Class B and Class C shares of ING Global Science and Technology Fund. You should read it carefully before you invest, and keep it for future reference.
 Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the Federal
 Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objectives. As with all mutual funds, the U.S. Securities and Exchange
 Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
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MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                  WHAT'S INSIDE
--------------------------------------------------------------------------------

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       INVESTMENT
       OBJECTIVE
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       PRINCIPAL
       INVESTMENT
       STRATEGIES
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       RISKS

[GRAPHIC APPEARS HERE]

       HOW THE
       FUND HAS
       PERFORMED
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       WHAT YOU
       PAY TO
       INVEST

These pages contain a description of ING Global Science and Technology Fund
("Fund") including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED: A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.

INTRODUCTION TO THE FUND                 1
GLOBAL EQUITY FUND
ING Global Science and Technology Fund   2

WHAT YOU PAY TO INVEST                        4
SHAREHOLDER GUIDE                             6
MANAGEMENT OF THE FUND                       16
MORE INFORMATION ABOUT RISKS                 18
DIVIDENDS, DISTRIBUTIONS AND TAXES           21
FINANCIAL HIGHLIGHTS                         23
WHERE TO GO FOR MORE INFORMATION     Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE FUND
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information
("SAI") for a complete list of the investment strategies and risks.

[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL EQUITY FUND

 ING Global Science and Technology Fund seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.

     The Fund may be a suitable investment if you:

      o are investing for the long-term - at least several years;
      o are looking for exposure to global markets; and
      o are willing to accept higher risk in exchange for the potential for long-term growth.

1   Introduction to the Fund

                                                                        ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                         BlackRock Advisors, LLC
ING GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund's invsetment objective is not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES
The Fund normally invests 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund will invest primarily in equity securities of U.S. and non-U.S.
companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification ("GIC") Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A Securities. The Sub-Adviser will invest in U.S. and
non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the
United States. Some of the industries that are likely to be represented in the
Fund's portfolio holdings include: Application Software, IT Consulting &
Services, Internet Software and Services, Networking Equipment, Telecom
Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic
Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &
Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,
Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare
Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,
Integrated Telecom Services, Alternative Carriers and Wireless
Telecommunication Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things, foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

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RISKS
You could lose money on an
investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES -
the value of convertible securities may fall when interest rates rise.
Convertible securities with longer maturities tend to be more sensitive to changes in interest rates usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United
States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S.
investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries.
It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.

INITIAL PUBLIC OFFERINGS ("IPOS") -
IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the
Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value- oriented securities or may not favor equities at all.

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.
Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered but are bought and sold solely by institutional investors. The Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

SCIENCE AND TECHNOLOGY -
the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile.
Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the
Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

2  ING Global Science and Technology Fund

                                         ING GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

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HOW THE FUND HAS
PERFORMED

                The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table
                compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no
                guarantee of future results.

The bar chart below provides some indication of the risks of investing in the
Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                   YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]

1998   1999   2000     2001        2002      2003        2004      2005       2006      2007
                     (24.92)     (42.64)     46.74      (1.13)     10.85      6.68      18.12

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2001: 39.14%
                       Worst: 3rd quarter 2001: (34.86)%

                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of two broad measures of market performance - the Standard & Poor's
500(Reg. TM) Composite Stock Price Index ("S&P 500(Reg. TM) Index") and the
NYSE Arca Tech 100 Index(Reg. TM). It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

                                                                                                            10 YEARS
                                                                         1 YEAR          5 YEARS       (OR LIFE OF CLASS)
 CLASS A RETURN BEFORE TAXES(4)                                %        11.39           13.76               (8.52)(2)
 Class A Return After Taxes on Distributions(4)                %        11.39           13.76               (8.52)(2)
 Class A Return After Taxes on Distributions and Sale of       %         7.41           12.09               (6.86)(2)
  Fund Shares(4)
 S&P 500(Reg. TM) Index (reflects no deductions for fees,      %         5.49           12.83                2.62(6)
  expenses or taxes)(5)
 NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction      %         7.77           15.89               (2.42)(6)
  for fees, expenses or taxes)(7)
 CLASS B RETURN BEFORE TAXES(8)                                %        12.45           14.08               (8.51)(2)
 S&P 500(Reg. TM) Index (reflects no deductions for fees,      %         5.49           12.83                2.62(6)
  expenses or taxes)(5)
 NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction      %         7.77           15.89               (2.42)(6)
  for fees, expenses or taxes)(7)
 CLASS C RETURN BEFORE TAXES(9)                                %        16.30           14.27               (8.58)(2)
 S&P 500(Reg. TM) Index (reflects no deductions for fees,      %         5.49           12.83                2.62(6)
  expenses or taxes)(5)
 NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction      %         7.77           15.89               (2.42)(6)
  for fees, expenses or taxes)(7)

(1)   Effective March 1, 2002, ING Investments, LLC began serving as investment adviser to the Fund. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors,
      LLC began serving as sub-adviser to the Fund. On September 29, 2006,
      BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc.
      whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into
      BlackRock Advisors, LLC. Prior to September 30, 2006, BlackRock Advisors,
      Inc. served as sub-adviser to the Fund. Prior to January 2, 2004, AIC
      Asset Management, LLC served as the sub-adviser to the Fund.

(2)   Class A, Class B and Class C shares commenced operations on March 1,
      2000.

(3)   Effective February 17, 2004, the Fund changed its name from ING
      Technology Fund to ING Global Science and Technology Fund.

(4)   Reflects deduction of the maximum Class A sales charge of 5.75%.

(5)   The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)   The index returns for Class A, Class B and Class C shares are for the period beginning March 1, 2000.

(7)   The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

(8)   Reflects deduction of the deferred sales charge of 5% and 2% for the 1
      Year and 5 Year returns, respectively.

(9)   Reflects deduction of the deferred sales charge of 1% for the 1 Year return.

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                          If you have any questions, please call 1-800-992-0180.

                                     ING Global Science and Technology Fund    3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:
      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated
      operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October 31, 2007.
      Actual expenses paid by the Fund may vary from year to year.

FEES YOU PAY DIRECTLY

                                                                   CLASS A(1)          CLASS B            CLASS C
                                                                ---------------    ---------------    ---------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                    5.75(2)          none               none
  OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES         none(3)               5.00(4)            1.00(5)
  PRICE, WHICHEVER IS LESS)

(1)   The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2)   Reduced for purchases of $50,000 and over. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

(3)   A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.
      Please see the discussion of sales charges in the "Shareholder Guide"
      section of this Prospectus.

(4)   A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see "Sales Charge
      Reductions and Waivers."

(5)   A CDSC is imposed upon redemptions within 1 year from purchase. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

CLASS A

                                                             DISTRIBUTION
                                                              AND SERVICE
                                                MANAGEMENT      (12B-1)        OTHER
FUND                                                FEE          FEES       EXPENSES(2)
-----------------------------------------      ------------ -------------- -------------
 ING Global Science and Technology Fund    %         1.05          0.25           0.79

                                             ACQUIRED      TOTAL                            NET
                                               FUND         FUND          WAIVERS,         FUND
                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING
FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES
----------------------------------------- ------------- ----------- ------------------- ----------
 ING Global Science and Technology Fund        N/A            2.09          (0.34)           1.75

CLASS B

                                                             DISTRIBUTION
                                                              AND SERVICE
                                                MANAGEMENT      (12B-1)        OTHER
FUND                                                FEE          FEES       EXPENSES(2)
-----------------------------------------      ------------ -------------- -------------
 ING Global Science and Technology Fund    %         1.05          1.00           0.79

                                             ACQUIRED      TOTAL                            NET
                                               FUND         FUND          WAIVERS,         FUND
                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING
FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES
----------------------------------------- ------------- ----------- ------------------- ----------
 ING Global Science and Technology Fund        N/A            2.84          (0.34)           2.50

CLASS C

                                                             DISTRIBUTION
                                                              AND SERVICE
                                                MANAGEMENT      (12B-1)        OTHER
FUND                                                FEE          FEES       EXPENSES(2)
-----------------------------------------      ------------ -------------- -------------
 ING Global Science and Technology Fund    %         1.05          1.00           0.79

                                             ACQUIRED      TOTAL                            NET
                                               FUND         FUND          WAIVERS,         FUND
                                             FEES AND    OPERATING     REIMBURSEMENTS    OPERATING
FUND                                       EXPENSES(3)    EXPENSES   AND RECOUPMENT(4)   EXPENSES
----------------------------------------- ------------- ----------- ------------------- ----------
 ING Global Science and Technology Fund        N/A            2.84          (0.34)           2.50

(1)      These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments,
         LLC, the investment adviser to the Fund, has agreed.

(2)      ING Funds Services, LLC receives an annual administration fee equal to
         0.08% of the Fund's average daily net assets which is reflected in
         "Other Expenses."

(3)      The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the
         Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."

(4)      ING Investments, LLC, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the
         Fund, excluding interest, taxes, brokerage and extraordinary expenses, and Acquired Fund Fees and Expenses subject to possible recoupment by
         ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by
         ING Investments, LLC is shown under the heading "Waivers,
         Reimbursements and Recoupment." The expense limits will continue through at least March 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless
         ING Investments, LLC provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by ING Series Fund Inc. upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the Statement of
         Additional Information.

4  What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      EXAMPLES

      The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
      The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

CLASS A

FUND                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------             --------    ---------    ---------    ---------
 ING Global Science and Technology Fund(1)      $         743         1,161        1,605         2,831

CLASS B

                                                          IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES
                                                  --------------------------------------- --------------------------------------
FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------       -------- --------- --------- ---------- -------- --------- --------- ---------
 ING Global Science and Technology Fund(1)    $      753     1,148     1,669      2,963      253       848     1,469      2,963

CLASS C

                                                          IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES
                                                  --------------------------------------- --------------------------------------
FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------       -------- --------- --------- ---------- -------- --------- --------- ---------
 ING Global Science and Technology Fund(1)    $      353       848     1,469      3,142      253       848     1,469      3,142

--------------------------------------------------------------------------------

(1)   The Examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  5

SHAREHOLDER GUIDE                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS
You may select from up to five separate classes of shares. Class A, Class B,
Class C, Class I and Class O shares. Class I and Class O shares are not offered in this Prospectus.

CLASS A

o  Front-end sales charge as described later in this section.

o  Distribution and service (12b-1) fees of 0.25%.

CLASS B

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A contingent deferred sales charge ("CDSC") as described later in this section.

o  Automatic conversion to Class A shares after eight years thus reducing future annual expenses.

CLASS C

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A 1% CDSC on shares sold within one year of purchase.

o  No automatic conversion to Class A shares so annual expenses continue at the
   Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider:

o  How long you plan to hold shares of the Fund;

o  The amount of your investment;

o  The expenses you'll pay for each class including ongoing annual expenses along with the initial sales charge or the CDSC; and

o  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value ("NAV")
than Class A shares.

Class B shares and Class C shares are not intended for purchase in excess of
$100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in
Class B shares does not exceed the maximum of $100,000 and your investment in
Class C shares does not exceed $1,000,000. The Fund cannot ensure that the Fund will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Forms &
Literature" link, and then using the "Shareholder Guides" link found under the
"Prospectuses & Reports" section and selecting the appropriate Fund link.
Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Fund have adopted a Rule
12b-1 plan which requires distribution and shareholder service fees to be paid out of the assets of each class. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").
The Distributor is a broker-dealer that is licensed to sell securities. The
Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each
ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority
("FINRA") as a registered representative (often referred to as a broker or financial advisor) and associated with a

6    Shareholder Guide

CHOOSING A SHARE CLASS                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.
These additional fees paid to intermediaries may take the following forms: (1)
a percentage of that entity's customer assets invested in ING mutual funds; (2)
as a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)
0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;
Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial
Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING
DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity
Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan
Stanley"); Multi Financial Securities; National Financial Services Corp;
Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.;
Prudential Investment Management Services; Raymond James Financial Services;
RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and
Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

                                AS A % OF           AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE(3)      AMOUNT INVESTED
 Less than $50,000             5.75%                       6.10%
 $50,000 - $99,999             4.50%                       4.71%
 $100,000 - $249,999           3.50%                       3.63%
 $250,000 - $499,999           2.50%                       2.56%
 $500,000 - $1,000,000         2.00%                       2.04%
 $1,000,000 and over                            See below

(1)   Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2)   Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3)   The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

                                               PERIOD DURING WHICH
YOUR INVESTMENT                   CDSC            CDSC APPLIES
 $1,000,000 - $2,499,999            1.00%              2 years
 $2,500,000 - $4,999,999            0.50%               1 year
 $5,000,000 and over                0.25%               1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the
CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                  CDSC ON SHARES
YEARS AFTER PURCHASE                BEING SOLD
 1st year                                   5.00%
 2nd year                                   4.00%
 3rd year                                   3.00%
 4th year                                   3.00%
 5th year                                   2.00%
 6th year                                   1.00%
 After 6th year                            none

CLASS C DEFERRED SALES CHARGE

                                  CDSC ON SHARES
YEARS AFTER PURCHASE                BEING SOLD
 1st year                                   1.00%
 After 1st year                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules.
You may do this by:

o  LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

o  RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end
   ING Fund (excluding ING Money Market Fund and ING Classic Money Market
   Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

o  COMBINATION PRIVILEGE - shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

o  REINSTATEMENT PRIVILEGE - If you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a
   Shareholder Services Representative, or see the SAI; or

o  PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the
CDSC for each class will be waived in the following cases:

o  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o  For Class B and Class C shares, redemptions pursuant to a Systematic
   Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

o  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class A, Class B or Class C shares of the
Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the
CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a
Shareholder Services Representative, or see the SAI for more information.

8    Shareholder Guide

HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

PURCHASE OF SHARES
The minimum initial investment amounts for the Fund are as follows:

o  Non-retirement accounts: $1,000.

o  Retirement accounts: $250.

o  Pre-Authorized Investment Plan: $1,000 to open; you must invest at least
   $100 a month.

o  Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

o  There are no investment minimums for any subsequent purchases.

Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order.
Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the
Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL
INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING
INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF
THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

                               Initial                   Additional
      Method               Investment                  Investment
 BY CONTACTING        An investment               Visit or consult an
 YOUR               professional with an        investment
 INVESTMENT         authorized firm can         professional.
 PROFESSIONAL       help you establish and
                    maintain your account.

 BY MAIL              Visit or consult an         Fill out the Account
                    investment                  Additions form
                    professional. Make          included on the bottom
                    your check payable to       of your account
                    the ING Funds and mail      statement along with
                    it, along with a            your check payable to
                    completed Account           ING Funds and mail
                    Application. Please         them to the address on
                    indicate your               the account statement.
                    investment                  Remember to write
                    professional on the         your account number
                    New Account                 on the check.
                    Application.

 BY WIRE              Call the ING                Wire the funds in the
                    Operations                  same manner described
                    Department at               under "Initial
                    (800) 922-0180              Investment."
                    and select Option 4 to
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA # 011000028
                    Boston, MA
                    credit to:
                    __________
                    (the Fund)
                    A/C #75000216; for
                    further credit to
                    Shareholder
                    A/C #
                    __________
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:

                    __________
                    (Your Name Here)
                    After wiring funds
                    you must complete
                    the Account
                    Application and send
                    it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on
Fund performance.

Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.
Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund.
Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual,
IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The
Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the
Fund reserves the right to take any necessary action to deter such activity.
Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the
Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

10    Shareholder Guide

HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for corporations and for self-employed individuals. It also has available prototype IRA, Roth
IRA and Simple IRA plans (for both individuals and employers), Simplified
Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered
Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company
("SSB") acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11

SHAREHOLDER GUIDE                        HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $10,000.

o  Minimum withdrawal amount is $100.

o  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined
NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

             Method                                 Procedures
 BY CONTACTING YOUR            You may redeem shares by contacting your
 INVESTMENT PROFESSIONAL      investment professional. Investment
                              professionals may charge for their services
                              in connection with your redemption
                              request but neither the Fund nor the
                              Distributor imposes any such charge.

 BY MAIL                       Send a written request specifying the Fund
                              name and share class, your account
                              number, the name(s) in which the account
                              is registered, and the dollar value or
                              number of shares you wish to redeem to:
                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368
                              If certificated shares have been issued, the
                              certificate must accompany the written
                              request. Corporate investors and other
                              associations must have an appropriate
                              certification on file authorizing
                              redemptions. A suggested form of such
                              certification is provided on the Account
                              Application. A signature guarantee may be
                              required.

 BY TELEPHONE -                You may redeem shares by telephone on
 EXPEDITED REDEMPTION         all accounts other than retirement
                              accounts unless you check the box on the
                              Account Application which signifies that
                              you do not wish to use telephone
                              redemptions. To redeem by telephone, call
                              the Shareholder Services Representative at
                              (800) 992-0180.

                              RECEIVING PROCEEDS BY CHECK:
                              You may have redemption proceeds (up to
                              a maximum of $100,000) mailed to an
                              address which has been on record with ING
                              Funds for at least 30 days.

                              RECEIVING PROCEEDS BY WIRE:
                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired to
                              your pre-designated bank account. You will
                              not be able to receive redemption
                              proceeds by wire unless you check the box
                              on the Account Application which signifies
                              that you wish to receive redemption
                              proceeds by wire and attach a voided
                              check. Under normal circumstances,
                              proceeds will be transmitted to your bank
                              on the business day following receipt of
                              your instructions provided redemptions
                              may be made. In the event that share
                              certificates have been issued, you may not
                              request a wire redemption by telephone.

12    Shareholder Guide

TRANSACTION POLICIES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange
("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the
NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the
Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the
Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.
If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.
The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other
ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    13

SHAREHOLDER GUIDE                                TRANSACTION POLICIES
--------------------------------------------------------------------------------

Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.
Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the ING Senior
Income Fund will normally make monthly repurchase offers for not less than
5% of its outstanding common shares. If more than 5% of ING Senior Income
Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING
Senior Income Fund should carefully review the prospectus of that fund.
Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to
www.ingfunds.com.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other
ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a
Shareholder Services Representative unless you mark the box on the Account
Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, the Fund's CDSC will apply. After an exchange into
ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days'
prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum.
Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180
and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a

14    Shareholder Guide

TRANSACTION POLICIES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the
Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    15

MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ADVISER
ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING
Investments has overall responsibility for the management of the Fund. ING
Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING
Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING
Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of December 31, 2007 ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets.

                                               MANAGEMENT
FUND                                               FEE
 ING Global Science and Technology Fund               1.05%

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's annual shareholder report that will be dated April 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING
Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the
Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

BLACKROCK ADVISORS, LLC

BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware
limited liability company, serves as the Sub-Adviser to the Fund and is a wholly-owned subsidiary of BlackRock, Inc., ("BlackRock"). BlackRock Advisors
and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over 5,600 employees in 20 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle
East and Europe.

The principal address of BlackRock is 100 Bellevue Parkway, Wilmington,
Delaware 19809.

As of December 31, 2007 BlackRock Advisors and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the Fund.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the
head of the BlackRock Advisors' Global Opportunities Team and is the strategist for all the team's portfolios. Mr. Callan has co-managed the Fund since 2004.
Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC
Asset Management Group which he joined in 1994. Mr. Callan began his career at
PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios.
Ms. Rosenbaum has co-managed the Fund since 2005. Prior to joining BlackRock
Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset
Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of
BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Dr. Xie has co-managed the Fund since 2005.
Before becoming

16    Management of the Fund

ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------

part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research &
Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    17

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.
However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.

PRINCIPAL RISKS

The discussions below describe the Fund's principal risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties;
over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

FOREIGN SECURITIES. There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates;
devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;
accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;
higher transaction and custody expenses than for domestic securities; and
limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Fund including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the
Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

18    More Information About Risks

                            MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. The
Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECTOR FOCUS. The Fund focuses its assets in securities in the science and technology sectors. As a result, the Fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.
These less liquid securities could include securities of small and mid-size
U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

BORROWING. Borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the NAV of the Fund and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.
Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's
"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid and may be difficult to value.

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore,

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                                              More Information About Risks    19

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount the Fund could realize upon disposition. Restricted securities,
i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.
Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop.
If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.
government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury while obligations issued by others, such as the Federal National Mortgage Association, Federal Home Loan Mortgage
Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser to the Fund
anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

20    More Information About Risks

DIVIDENDS,                                     DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the
Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING
Fund that offers the same class of shares. If you are a shareholder of ING
Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A Shares account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders.
Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional
Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Most dividends from the Fund are attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.
Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the
Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o  Note that distributions of earnings from dividends paid by certain
   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after
   2010, the maximum rate on long-term capital gains for individual taxpayers would increase 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

o  You will receive an annual statement summarizing your dividend and capital gains distributions.

o  If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

o  If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    21

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the
IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters.

22    Dividends, Distributions and Taxes

FINANCIALHIGHLIGHTS
--------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand the Fund's Class A, Class B and/
or Class C shares' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the
Fund's annual shareholder report which is incorporated by reference into the
SAI and is available upon request.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                        Financial Highlights  23

ING GLOBAL SCIENCE AND TECHNOLOGY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.

                                                                                 CLASS A
                                                                   -----------------------------------
                                                                               YEAR ENDED
                                                                               OCTOBER 31,
                                                                   -----------------------------------
                                                                       2007        2006        2005
                                                                   ----------- ----------- -----------

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $          4.38        3.83        3.47
 Income (loss) from investment operations:
 Net investment loss                                          $        (0.05)      (0.04)      (0.04)
 Net realized and unrealized gain (loss) on investments and  $           1.25        0.59        0.40
  foreign currency related transactions
 Total from investment operations                             $          1.20        0.55        0.36
 Net asset value, end of period                              $           5.58        4.38        3.83
 TOTAL RETURN(2)                                              %         27.40       14.36       10.37
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $       38,934      34,249      32,146
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)             %          2.09        2.09        2.10
 Net expenses after expense reimbursement(3)(4)               %          1.75        1.75        1.75
 Net investment loss after expense reimbursement(3)(4)        %        (0.96)      (0.89)      (1.03)
 Portfolio turnover rate                                      %           87         140         128

                                                                         CLASS A
                                                             -------------------------------
                                                              FIVE MONTHS     YEAR ENDED
                                                                 ENDED         MAY 31,
                                                              OCTOBER 31, ------------------
                                                                2004(1)       2004     2003
                                                             ------------ ----------- -----

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              3.61         3.07     3.82
 Income (loss) from investment operations:
 Net investment loss                                             (0.02)       (0.06)    (0.02
 Net realized and unrealized gain (loss) on investments and      (0.12)         0.60    (0.73
  foreign currency related transactions
 Total from investment operations                                (0.14)         0.54    (0.75
 Net asset value, end of period                                    3.47         3.61     3.07
 TOTAL RETURN(2)                                                 (3.88)        17.59   (19.63
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              32,782       35,601    29,539
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)                  2.04         2.25     3.03
 Net expenses after expense reimbursement(3)(4)                    1.75         1.82     1.75
 Net investment loss after expense reimbursement(3)(4)           (1.53)       (1.63)    (1.48
 Portfolio turnover rate                                            48          121        28

                                                                                   CLASS B
                                                                   ---------------------------------------
                                                                                 YEAR ENDED
                                                                                 OCTOBER 31,
                                                                   ---------------------------------------
                                                                        2007          2006         2005
                                                                   ------------- ------------- -----------

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           4.16          3.67         3.34
 Income (loss) from investment operations:
 Net investment loss                                          $         (0.08)*       (0.07)*      (0.07)
 Net realized and unrealized gain (loss) on investments and  $            1.19          0.56         0.40
  foreign currency related transactions
 Total from investment operations                             $           1.11          0.49         0.33
 Net asset value, end of period                              $            5.27          4.16         3.67
 TOTAL RETURN(2)                                              %          26.68         13.35         9.88
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $        10,888        10,851       11,740
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)             %           2.84          2.84         2.85
 Net expenses after expense reimbursement(3)(4)               %           2.50          2.50         2.50
 Net investment loss after expense reimbursement(3)(4)        %         (1.71)        (1.65)       (1.77)
 Portfolio turnover rate                                      %            87           140          128

                                                                         CLASS B
                                                             -------------------------------
                                                              FIVE MONTHS     YEAR ENDED
                                                                 ENDED         MAY 31,
                                                              OCTOBER 31, ------------------
                                                                2004(1)       2004     2003
                                                             ------------ ----------- -----

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              3.50         3.00     3.75
 Income (loss) from investment operations:
 Net investment loss                                             (0.03)       (0.09)    (0.01
 Net realized and unrealized gain (loss) on investments and      (0.13)         0.59    (0.74
  foreign currency related transactions
 Total from investment operations                                (0.16)         0.50    (0.75
 Net asset value, end of period                                    3.34         3.50     3.00
 TOTAL RETURN(2)                                                 (4.57)        16.67   (20.00
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              13,632       15,452    14,311
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)                  2.79         3.00     3.78
 Net expenses after expense reimbursement(3)(4)                    2.50         2.57     2.50
 Net investment loss after expense reimbursement(3)(4)           (2.27)       (2.38)    (2.19
 Portfolio turnover rate                                            48          121        28

24  ING Global Science and Technology Fund

FINANCIAL HIGHLIGHTSING GLOBAL SCIENCE AND TECHNOLOGY FUND - (CONTINUED)
--------------------------------------------------------------------

                                                                                 CLASS C
                                                                   -----------------------------------
                                                                               YEAR ENDED
                                                                               OCTOBER 31,
                                                                   -----------------------------------
                                                                        2007        2006       2005
                                                                   ------------- ---------- ----------

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           4.14        3.65       3.33
 Income (loss) from investment operations:
 Net investment loss                                          $         (0.08)*     (0.07)     (0.07)
 Net realized and unrealized gain (loss) on investments and   $            1.17        0.56       0.39
  foreign currency related transactions
 Total from investment operations                             $           1.09        0.49       0.32
 Net asset value, end of period                               $           5.23        4.14       3.65
 TOTAL RETURN(2)                                              %          26.33       13.42       9.61
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $         3,253       3,576      3,611
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)             %           2.84        2.84       2.85
 Net expenses after expense reimbursement(3)(4)               %           2.50        2.50       2.50
 Net investment loss after expense reimbursement(3)(4)        %         (1.75)      (1.65)     (1.77)
 Portfolio turnover rate                                      %            87         140        128

                                                                        CLASS C
                                                             ------------------------------
                                                              FIVE MONTHS    YEAR ENDED
                                                                 ENDED         MAY 31,
                                                              OCTOBER 31, -----------------
                                                                2004(1)      2004     2003
                                                             ------------ ---------- ------

 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              3.48        2.97     3.76
 Income (loss) from investment operations:
 Net investment loss                                              (0.03)      (0.09)   (0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency related transactions                           (0.12)       0.60    (0.78
 Total from investment operations                                 (0.15)        0.51   (0.79
 Net asset value, end of period                                    3.33        3.48     2.97
 TOTAL RETURN(2)                                                  (4.31)       17.17  (21.01
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                3,924       4,656    4,641
 Ratios to average net assets:
 Gross expenses prior to expense reimbursement(3)                  2.79        3.00     3.78
 Net expenses after expense reimbursement(3)(4)                    2.50        2.57     2.50
 Net investment loss after expense reimbursement(3)(4)            (2.27)      (2.38)   (2.22
 Portfolio turnover rate                                             48         121       28

--------------------------------------------------------------------------------

(1)   The Fund changed its fiscal year end to October 31.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by
      ING Investments, LLC within three years of being incurred.

*     Calculated using average number of shares outstanding throughout the period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                      ING Global Science and Technology Fund  25

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

In addition to the Fund offered in this prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds
ING Balanced Fund
ING Equity Dividend Fund
ING Growth and Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds
ING 130/30 Fundamental Research Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

Domestic Equity Index Funds
ING Index Plus LargeCap Equity Fund
ING Index Plus LargeCap Equity Fund II
ING Index Plus LargeCap Equity Fund III
ING Index Plus LargeCap Equity Fund IV
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds
ING Financial Services Fund
ING LargeCap Value Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

Fixed-Income Funds
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Funds
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund

International Equity Funds
ING Asia-Pacific Real Estate Fund
ING Disciplined International Small Cap Fund
ING Emerging Countries Fund
ING European Real Estate Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund

Global and International Fixed-Income Funds
ING Emerging Markets Fixed Income Fund
ING Global Bond Fund

International Fund-of-Funds
ING Diversified International Fund

Loan Participation Fund
ING Senior Income Fund

Money Market Funds
ING Classic Money Market Fund
ING Money Market Fund

Strategic Allocation Funds
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Fund's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/
semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.
The file number is as follows:

ING Series Fund, Inc.                       811-06352
  ING Global Science and Technology Fund

PRPRO-AINTABC                                                    (0208-022908)
[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Prospectus
FEBRUARY 29, 2008

Class I

GLOBAL EQUITY FUND
[|] ING Global Science and Technology Fund

This Prospectus contains important information about investing in Class I shares of ING Global Science and Technology Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment:
is not a bank deposit, is not insured or guaranteed by the Federal Deposit
Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                  WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
       INVESTMENT
       OBJECTIVE
[GRAPHIC APPEARS HERE]

       PRINCIPAL
       INVESTMENT
       STRATEGIES
[GRAPHIC APPEARS HERE]

       RISKS

[GRAPHIC APPEARS HERE]

       HOW THE
       FUND HAS
       PERFORMED
[GRAPHIC APPEARS HERE]

       WHAT YOU
       PAY TO
       INVEST

These pages contain a description of ING Global Science and Technology Fund
("Fund") including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED: A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.

INTRODUCTION TO THE FUND                 1
GLOBAL EQUITY FUND
ING Global Science and Technology Fund   2

WHAT YOU PAY TO INVEST                        4
SHAREHOLDER GUIDE                             6
MANAGEMENT OF THE FUND                       13
MORE INFORMATION ABOUT RISKS                 15
DIVIDENDS, DISTRIBUTIONS AND TAXES           18
FINANCIAL HIGHLIGHTS                         20
WHERE TO GO FOR MORE INFORMATION     Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                       INTRODUCTION TO THE FUND
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information
("SAI") for a complete list of the investment strategies and risks.

[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL EQUITY FUND

ING Global Science and Technology Fund seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.

     The Fund may be a suitable investment if you:

     .    are investing for the long-term - at least several years;
     .    are looking for exposure to global markets; and
     .    are willing to accept higher risk in exchange for the potential for long-term growth.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                      Introduction to the Fund 1

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                         BlackRock Advisors, LLC
ING GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund's invsetment objective is not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES
The Fund normally invests 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund will invest primarily in equity securities of U.S. and non-U.S.
companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification ("GIC") Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A Securities. The Sub-Adviser will invest in U.S. and
non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the
United States. Some of the industries that are likely to be represented in the
Fund's portfolio holdings include: Application Software, IT Consulting &
Services, Internet Software and Services, Networking Equipment, Telecom
Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic
Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &
Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,
Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare
Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,
Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication
Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes.
However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things, foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to
33 1/3% of its total assets.

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES -
the value of convertible securities may fall when interest rates rise.
Convertible securities with longer maturities tend to be more sensitive to changes in interest rates usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.

INITIAL PUBLIC OFFERINGS ("IPOS") -
IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, stocks of newly public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value- oriented securities or may not favor equities at all.

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.
Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered but are bought and sold solely by institutional investors. The Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

SCIENCE AND TECHNOLOGY -
the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section. 2 ING Global Science and Technology Fund

                                         ING GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS   The following information is intended to help you understand
PERFORMED          the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two
                   broad measures of market performance for the same period. The
                   Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the
Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                     YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]

1998   1999   2000     2001        2002      2003        2004      2005       2006      2007
                     (24.67)     (42.58)     47.15      (1.03)     11.23      6.81      18.46

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2001: 39.63%
                        Worst: 3rd quarter 2001: (34.92)%

                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(Reg. TM) Composite
Stock Price Index ("S&P 500(Reg. TM) Index") and the NYSE Arca Tech 100(Reg. TM)
Index. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                         10 YEARS
                                                                 1 YEAR   5 YEARS   (OR LIFE OF CLASS)
CLASS I RETURN BEFORE TAXES                                %      18.46    15.42        (7.58)(3)
Class I Return After Taxes on Distributions                %      18.46    15.42        (7.58)(3)
Class I Return After Taxes on Distributions and Sale of
   Fund Shares                                             %      12.00    13.59        (6.15)(3)
S&P 500(Reg. TM) Index (reflects no deductions for fees,
   expenses or taxes)(4)                                   %       5.49    12.83         2.62(5)
NYSE Arca Tech 100 Index(Reg. TM) (reflects no deduction
   for fees, expenses or taxes)(6)                         %       7.77    15.89        (2.42)(5)

(1)  Effective March 1, 2002 ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser to the Fund. Effective September 29, 2006 BlackRock Advisors, LLC
     began serving as sub-adviser to the Fund. On September 29, 2006 BlackRock,
     Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby
     Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on
     September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock
     Advisors, LLC. Prior to September 30, 2006 BlackRock Advisors, Inc. served as sub-adviser to the Fund. Prior to January 2, 2004 AIC Asset Management,
     LLC served as sub-adviser to the Fund.

(2)  Effective February 17, 2004 the Fund changed its name from ING Technology
     Fund to ING Global Science and Technology Fund.

(3)  Class I shares commenced operations on March 1, 2000.

(4)  The S&P 500(Reg. TM) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)  The index returns for Class I shares are for the period beginning March 1,
     2000.

(6)  The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                     ING Global Science and Technology Fund    3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

     There are two types of fees and expenses when you invest in mutual funds:
     fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated operating expenses for the Fund. The estimated expenses are based on the expenses paid by the Fund in the fiscal year ended October 31, 2007. Actual expenses paid by the Fund may vary from year to year.

FEES YOU PAY DIRECTLY

                                                             CLASS I
                                                             -------
MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF             none
   OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES     none
   PRICE, WHICHEVER IS LESS)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
   (as a % of average net assets)

CLASS I

                                                                                 ACQUIRED
                                                    DISTRIBUTION                   FUND       TOTAL                          NET
                                                     AND SERVICE                   FEES        FUND        WAIVERS,         FUND
                                        MANAGEMENT     (12B-1)       OTHER         AND      OPERATING   REIMBURSEMENTS    OPERATING
FUND                                        FEE         FEES      EXPENSES(2)  EXPENSES(3)   EXPENSES  AND RECOUPMENT(4)  EXPENSES
---------------------------------       ----------  ------------  -----------  -----------  ---------  -----------------  ---------
ING Global Science and Technology   %      1.05         -            0.79          N/A        1.84        (0.34)            1.50

(1)  This table shows the estimated operating expenses for Class I shares of the
     Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Fund, has agreed.

(2)  ING Funds Services, LLC receives an annual administration fee equal to
     0.08% of the Fund's average daily net assets which is reflected in "Other
     Expenses."

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the
     Funds invest. The fees and expenses will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular
     Acquired Funds. The impact of these fees and expenses is shown in "Net Fund
     Operating Expenses."

(4)  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, and
     Acquired Fund Fees and Expenses, subject to possible recoupment by ING
     Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING
     Investments, LLC, is shown under the heading "Waivers, Reimbursements and
     Recoupment." The expense limit will continue through at least March 1,
     2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of a termination of the expense limitation agreement within
     90 days of the end of the then current terms or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by ING Series Fund Inc. upon at least 90 days'
     prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the Statement of
     Additional Information.

4  What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

     EXAMPLES

     The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
     Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

CLASS I

FUND                                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------       ------  ---  -------  ---  -------  ---  --------
ING Global Science and Technology(1)  $     153           546           964          2,131

----------
(1)  The Example reflects the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  5

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES
The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep
N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management;
and (vii) by other ING Funds in the ING Family of Funds.

                               Initial                      Additional
    Method                   Investment                     Investment

BY CONTACTING     An investment professional       Visit or consult an
YOUR              with an authorized firm can      investment professional.
INVESTMENT        help you establish and
PROFESSIONAL      maintain your account.

BY MAIL           Visit or consult an investment   Fill out the Account
                  professional. Make your check    Additions form included on
                  payable to the ING Funds and     the bottom of your account
                  mail it, along with a            statement along with your
                  completed Account Application.   check payable to ING Funds
                  Please indicate your             and mail them to the address
                  investment professional on the   on the account statement.
                  New Account Application.         Remember to write your
                                                   account number on the check.

BY WIRE           Call the ING Operations          Wire the funds in the same
                  Department at (800) 922-0180     manner described under
                  and select Option 4 to obtain    "Initial Investment."
                  an account number and indicate
                  your investment professional
                  on the account. Instruct your
                  bank to wire funds to the Fund
                  in the care of: State Street
                  Bank and Trust Company ABA #
                  011000028 Boston, MA credit
                  to:            (the Fund) A/C
                      ----------
                  #75000216; for further credit
                  to Shareholder A/C #
                             (A/C # you received
                  ----------
                  over the telephone)
                  Shareholder Name:

                             (Your Name Here)
                  ----------
                  After wiring funds you must
                  complete the Account
                  Application and send it to:
                  ING Funds P.O. Box 219368
                  Kansas City, MO 64121-9368

6    Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

..    Name;

..    Date of birth (for individuals);

..    Physical residential address (although post office boxes are still permitted for mailing); and

..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS
FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION
LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE
TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the
Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through:
increased trading and transaction costs; increased administrative costs; and
lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.
Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The
Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the
Fund reserves the right to take any necessary action to deter such activity.
Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS - CLASS I SHARES

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype
IRA, Roth IRA and Simple IRA plans (for both individuals and employers),
Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax
Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust
Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180.
SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

8    Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

..    Your account must have a current value of at least $250,000.

..    Minimum withdrawal amount is $1,000.

..    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined
NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

             Method                                 Procedures

BY CONTACTING YOUR               You may redeem shares by contacting your
INVESTMENT PROFESSIONAL          investment professional. Investment
                                 professionals may charge for their services in
                                 connection with your redemption request but
                                 neither the Fund nor the Distributor imposes
                                 any such charge.

BY MAIL                          Send a written request specifying the Fund name
                                 and share class, your account number, the
                                 name(s) in which the account is registered, and
                                 the dollar value or number of shares you wish
                                 to redeem to: ING Funds P.O. Box 219368 Kansas
                                 City, MO 64121-9368 If certificated shares have
                                 been issued, the certificate must accompany the
                                 written request. Corporate investors and other
                                 associations must have an appropriate
                                 certification on file authorizing redemptions.
                                 A suggested form of such certification is
                                 provided on the Account Application. A
                                 signature guarantee may be required.

BY TELEPHONE -                   You may redeem shares by telephone on all
EXPEDITED REDEMPTION             accounts other than retirement accounts unless
                                 you check the box on the Account Application
                                 which signifies that you do not wish to use
                                 telephone redemptions. To redeem by telephone,
                                 call the Shareholder Services Representative at
                                 (800) 992-0180.

                                 RECEIVING PROCEEDS BY CHECK: You may have
                                 redemption proceeds (up to a maximum of
                                 $100,000) mailed to an address which has been
                                 on record with ING Funds for at least 30 days.

                                 RECEIVING PROCEEDS BY WIRE: You may have
                                 redemption proceeds (subject to a minimum of
                                 $5,000) wired to your pre-designated bank
                                 account. You will not be able to receive
                                 redemption proceeds by wire unless you check
                                 the box on the Account Application which
                                 signifies that you wish to receive redemption
                                 proceeds by wire and attach a voided check.
                                 Under normal circumstances, proceeds will be
                                 transmitted to your bank on the business day
                                 following receipt of your instructions provided
                                 redemptions may be made. In the event that
                                 share certificates have been issued, you may
                                 not request a wire redemption by telephone.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").
The Distributor is a broker-dealer that is licensed to sell securities. The
Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities
(collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority ("FINRA")
as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.
These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)
0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events;
payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;
Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial
Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING
DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity
Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan
Stanley"); Multi Financial Securities; National Financial Services Corp;
Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential
Investment Management Services; Raymond James Financial Services; RBC Dain
Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells
Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange
("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the
NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

10    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

..    Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

..    Securities of an issuer that has entered into a restructuring;

..    Securities whose trading has been halted or suspended;

..    Fixed-income securities that have gone into default and for which there are no current market value quotations; and

..    Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's
Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The
Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class I shares of the Fund for Class I shares of any other ING
Fund. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they is being exchanged.
Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any ING
Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other ING Funds offered by the Distributor, please see the

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a
Shareholder Services Representative unless you mark the box on the Account
Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon
60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and
select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on
August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

12    Shareholder Guide

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ADVISER
ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING
Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING
Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of December 31, 2007 ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets.

                                         MANAGEMENT
FUND                                        FEE
ING Global Science and Technology Fund     1.05%

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report that will be dated April 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the
Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the
Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND

BLACKROCK ADVISORS, LLC

BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware
limited liability company, serves as the Sub-Adviser to the Fund and is a wholly-owned subsidiary of BlackRock, Inc., ("BlackRock"). BlackRock Advisors
and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S. markets. The company has over
5,600 employees in 20 countries and a major presence in most key markets including the United States, the United Kingdom, Asia, Australia, the Middle
East and Europe.

The principal address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware
19809.

As of December 31, 2007 BlackRock Advisors and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The following individuals jointly share responsibility for the day-to-day management of the Fund.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the
head of the BlackRock Advisors' Global Opportunities Team and is the strategist for all the team's portfolios. Mr. Callan has co-managed the Fund since 2004.
Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC
Asset Management Group which he joined in 1994. Mr. Callan began his career at
PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios.
Ms. Rosenbaum has co-managed the Fund since 2005. Prior to joining BlackRock
Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset
Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of
BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Dr. Xie has co-managed the Fund since 2005.
Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State
Street

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    13

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

14    Management of the Fund

MORE                                                     INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.
However, the Adviser or Sub-Adviser may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.

PRINCIPAL RISKS

The discussions below describe the Fund's principal risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures.
Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

FOREIGN SECURITIES. There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates;
devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;
accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;
higher transaction and custody expenses than for domestic securities; and
limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Fund including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the
Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. The
Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECTOR FOCUS. The Fund focuses its assets in securities in the science and technology sectors. As a result, the Fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S.
companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

BORROWING. Borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the NAV of the Fund and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.
Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's
"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid and may be difficult to value.

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

16    More Information About Risks

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date.
Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.
Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop.
If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.
government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury while obligations issued by others, such as the Federal National Mortgage Association, Federal Home Loan Mortgage
Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser to the Fund
anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    17

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

The Fund pays dividends and capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the
Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of the Fund invested in another ING Fund that offers
Class I shares.

TAXES

The following information is meant as a general summary for U.S. shareholders.
Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Most dividends from the Fund are attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.
Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the
Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

..    Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
..    Note that distributions of earnings from dividends paid by certain
     "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.
..    A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
..    Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

..    The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through
     2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase 20% and income from dividends would be taxed at the rates applicable to ordinary income.

..    Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

..    You will receive an annual statement summarizing your dividend and capital gains distributions.

..    If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

..    If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under
"wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with

18    Dividends, Distributions and Taxes

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following pages are intended to help you understand the Fund's Class I shares' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report which is incorporated by reference into the SAI and is available upon request.

20  Financial Highlights

FINANCIAL HIGHLIGHTSING GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.

                                                                                          CLASS I
                                                             ------------------------------------------------------------
                                                                       YEAR ENDED            FIVE MONTHS     YEAR ENDED
                                                                       OCTOBER 31,              ENDED          MAY 31,
                                                             -----------------------------   OCTOBER 31,   --------------
                                                                    2007    2006     2005      2004(1)      2004    2003
                                                                   -----   -----    ------   -----------   -----   ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $      4.46    3.89      3.51       3.65       3.09     3.84
Income (loss) from investment operations:
Net investment loss                                          $     (0.03)  (0.03)*   (0.03)     (0.02)     (0.05)   (0.01
Net realized and unrealized gain (loss) on investments and
   foreign currency related transactions                     $      1.26    0.60      0.41      (0.12)      0.61    (0.74
Total from investment operations                             $      1.23    0.57      0.38      (0.14)      0.56    (0.75
Net asset value, end of period                               $      5.69    4.46      3.89       3.51       3.65     3.09
TOTAL RETURN(2)                                              %     27.58   14.65     10.83      (3.84)     18.12   (19.53
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                            $     5,645   2,316    10,096      8,911      9,463    5,215
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)             %      1.84    1.84      1.85       1.79       2.00     2.78
Net expenses after expense reimbursement(3)(4)               %      1.50    1.50      1.50       1.50       1.57     1.50
Net investment loss after expense reimbursement(3)(4)        %     (0.65)  (0.75)    (0.78)     (1.28)     (1.38)   (1.22
Portfolio turnover rate                                      %        87     140       128         48        121       28

----------
(1)  The Fund changed its fiscal year end to October 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING
     Investments, LLC within three years of being incurred.

*    Calculated using average number of shares outstanding throughout the period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                      ING Global Science and Technology Fund  21

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

In addition to the Fund offered in this prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds
ING Balanced Fund
ING Equity Dividend Fund
ING Growth and Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds
ING 130/30 Fundamental Research Fund


ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

Domestic Equity Index Funds
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds
ING LargeCap Value Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

Fixed-Income Funds
ING GNMA Income Fund
ING Intermediate Bond Fund

Global Equity Funds
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund

International Equity Funds
ING Asia-Pacific Real Estate Fund
ING Disciplined International Small Cap Fund
ING Emerging Countries Fund
ING European Real Estate Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Fund
ING International Value Choice Fund
ING International Value Opportunities Fund

Global and International Fixed-Income Funds
ING Emerging Markets Fixed Income Fund
ING Global Bond Fund

International Fund-of-Funds
ING Diversified International Fund

Money Market Funds
ING Money Market Fund

Strategic Allocation Funds
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Fund's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund's performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/
semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.
The file number is as follows:

ING Series Fund, Inc.                       811-06352
   ING Global Science and Technology Fund

PRPRO-AINTI                                                      (0208-022908)

[GRAPHIC APPEARS HERE]

ING DIRECT FUNDS

PROSPECTUS
CLASS O SHARES

February 29, 2008

GLOBAL EQUITY FUND

ING Global Science and Technology Fund ("ING Direct Global Science and
Technology Fund," "Global Science and Technology Fund," or the "Fund")

This Prospectus contains important information about investing in Class O shares of ING Global Science and Technology Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal
Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not
approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

The Fund listed above is a series of ING Series Fund, Inc. ("Company").

This Prospectus is for investors purchasing or considering a purchase of Class
O shares of the Fund. Only certain investors are eligible to purchase Class O shares.

..    SHARES OF THE FUND WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY
     INVESTING IN IT.
..    THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                               TABLE OF CONTENTS

  THE FUND'S INVESTMENTS                                                       3
    INVESTMENT OBJECTIVE, PRINCIPAL                                            3
INVESTMENT STRATEGIES, RISKS AND
  PERFORMANCE
  FUND EXPENSES                                                                7
  OTHER CONSIDERATIONS                                                         9
  MANAGEMENT OF THE FUND                                                      12
  INVESTING IN THE FUND                                                       14
    OPENING AN ACCOUNT AND ELIGIBILITY                                        14
  FOR CLASS O SHARES
    HOW TO BUY SHARES                                                         15
    HOW TO SELL SHARES                                                        17
    TIMING OF REQUESTS                                                        18
    OTHER INFORMATION ABOUT SHAREHOLDER                                       18
  ACCOUNTS AND SERVICES
    DIVIDENDS AND DISTRIBUTIONS                                               21
    TAX INFORMATION                                                           22
  FINANCIAL HIGHLIGHTS                                                        24
  WHERE TO GO FOR MORE INFORMATION                                    BACK COVER

                                       2

THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

The following pages contain a description of the Fund's investment objective, principal investment strategies employed on behalf of the Fund, and the risks associated with investing in the Fund.

--------------------------------------------------------------------------------
A performance bar chart is provided for the Fund. The bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The bar chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.

--------------------------------------------------------------------------------
A table for the Fund shows its average annual total return before and after income taxes. The table also compares the Fund's performance to the performance of a broad based market index. The index is a widely recognized, unmanaged index of securities. The Fund's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Additional information about the Fund's investment strategies and risks is included in the section entitled "Other Considerations."

--------------------------------------------------------------------------------
ING Investments, LLC ("ING Investments" or "Adviser") serves as investment adviser to the Fund.

--------------------------------------------------------------------------------
BlackRock Advisors, Inc. ("BlackRock Advisors" or "Sub-Adviser") serves as
Sub-Adviser to Global Science and Technology Fund.

--------------------------------------------------------------------------------

                                       3

                                    ----------------------------------

GLOBAL EQUITY                                      FUND
----------------------------------------------------------------------

GLOBAL SCIENCE AND TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund will invest primarily in equity securities of U.S. and non-U.S.
companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Global Industrial Classification ("GIC") Standards. The Fund may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Fund may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings, and Rule 144A securities. The Sub-Adviser will invest in U.S. and
non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser will invest in a number of different countries, including the
United States. Some of the industries that are likely to be represented in the
Fund's portfolio holdings include: Application Software, IT Consulting &
Services, Internet Software and Services, Networking Equipment, Telecom
Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic
Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace &
Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals,
Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare
Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials,
Integrated Telecom Services, Alternative Carriers and Wireless Telecommunication
Services.

The Fund generally will sell a stock when, in the Sub-Adviser's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Fund may invest excess cash in short-term U.S. government securities and other high-quality money market securities for temporary and defensive purposes.
However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Fund may invest in derivative instruments including, among other things, foreign currency contracts.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES - the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies

                                       4

may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stock of companies in many countries.

INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs.
Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

MARKET TRENDS - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.
Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies.
However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RULE 144A SECURITIES - Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. The
Fund considers Rule 144A securities to be "liquid," although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

SCIENCE AND TECHNOLOGY - the Fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology sectors are subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the
Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "Other Considerations" section.

                                       5

GLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

     HOW THE FUND HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the
Fund by showing changes in the performance of the Fund's Class I shares (2001)
and Class O shares (2002-2007). Class I shares' performance has been revised to reflect the higher expenses of Class O shares.

                   YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

[GRAPHIC APPEARS HERE]

1998   1999   2000     2001     2002   2003     2004   2005    2006   2007
                     (24.87)  (43.01)  47.13   (1.30)  10.82   6.43   18.34

            Best and worst quarterly performance during this period:

    Best: 4th quarter 2001:    39.54%
    Worst:3rd quarter 2001:   (34.97)%

                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)

                    (For the periods ended December 31, 2007)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I and Class O shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)
Composite Stock Price Index ("S&P 500(Reg. TM) Index") and the NYSE Arca Tech
100 Index(Reg. TM). It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class O only. After-tax returns for other classes will vary.

                                                                          10 YEARS
                                                  1 YEAR   5 YEARS   (OR LIFE OF CLASS)
CLASS O RETURN BEFORE TAXES                  %     18.34    15.17         1.11(1)
Class O Return After Taxes on                %     18.34    15.17         1.11(1)
  Distributions
Class O Return After Taxes on                %     11.92    13.36         0.94(1)
  Distributions and Sale of Fund Shares
S&P 500(Reg. TM) Index (reflects no          %      5.49    12.83         4.89(5)
deductions for fees, expenses or
  taxes)(4)
NYSE Arca Tech 100 Index(Reg. TM)            %      7.77    15.89         5.36(5)
(reflects no deduction for fees, expenses
  or taxes)(6)
CLASS I RETURN BEFORE TAXES (ADJUSTED)       %     18.18    15.13        (7.82)(1)
S&P 500(Reg. TM) Index (reflects no          %      5.49    12.83         2.62(7)
deductions for fees, expenses or
  taxes)(4)
NYSE Arca Tech 100 Index(Reg. TM)            %      7.77    15.89        (2.42)(7)
(reflects no deduction for fees, expenses
  or taxes)(6)

(1)  Class O shares commenced operations on August 6, 2001. Class I shares commenced operations on March 1, 2000. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent
     Class O and Class I shares have different expenses.

(2)  Effective March 1, 2002 ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors, LLC began serving as the sub-adviser to the Fund. On September 29, 2006 BlackRock,
     Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby
     Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on
     September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock
     Advisors, LLC. Prior to September 30, 2006 BlackRock Advisors, Inc. served as the sub-adviser to the Fund. Prior to January 2, 2004 AIC Asset
     Management, LLC served as the sub-adviser to the Fund.

(3)  Effective February 17, 2004 the Fund changed its name from ING Technology
     Fund to ING Global Science and Technology Fund.

(4)  The S&P 500(Reg. TM) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)  The index returns for Class O shares are for the period beginning August 1,
     2001.

(6)  The NYSE Arca Tech 100 Index(Reg. TM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

(7)  The index returns for Class I shares are for the period beginning March 1,
     2000.

                                       6

FUND EXPENSES
The following table describes the Fund's fees and estimated expenses for Class O shares of the Fund. These expenses are based on the expenses paid by the Fund in themost recent fiscal year. Annual Fund Operating Expenses are deducted from
Fund assets every year and are thus paid indirectly by all shareholders. Actual expenses paid by the Fund may vary from year to year.

CLASS O SHAREHOLDER FEES

There are no sales charges deducted on initial purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. The Fund has adopted a Shareholder
Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 CLASS O SHARES
                        ANNUAL FUND OPERATING EXPENSES(1)
                  (as a percentage of average daily net assets)

                                                                                                                               Net
                                                Service                  Acquired           Total            Waivers         Fund
                                     Management (12b-1)    Other     Fund Operating   Fund Operating     Reimbursements    Operating
                                        Fees     Fees   Expenses(2)    Expenses(3)       Expenses      and Recoupment(4)   Expenses
                                    ----------- ------- ----------- ---------------- ---------------- ------------------- ----------
Global Science and Technology Fund  1.05%       0.25%   0.79%             N/A         2.09%            (0.34)%            1.75%

(1)  This table shows the estimated operating expenses for Class O shares of the
     Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments LLC, the investment adviser to the Fund, has agreed.

(2)  ING Funds Services, LLC receives an annual administration fee equal to
     0.08% of the Fund's average daily net assets which is reflected in "Other
     Expenses."

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the
     Funds invest. The fees and expenses will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular
     Acquired Funds. The impact of these fees and expenses is shown in "Net Fund
     Operating Expenses."

(4)  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, brokerage and extraordinary expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments LLC is shown under the heading "Waivers,
     Reimbursements and Recoupment." The expense limits will continue through at least March 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current terms or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the Fund's Statement of Additional
     Information.

                                       7

CLASS O SHARES EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5% and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------
Global Science and Technology Fund(1)     $       178      622       1,093     2,394

(1)  The Example reflects the expense limitation agreement/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

                                       8

OTHER CONSIDERATIONS

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund named below may invest in these securities or use these techniques as part of a Fund's principal investment strategies. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The discussions below describe the Fund's principal strategy. The risk associated with the strategy is a principal risk. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or the Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates;
devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;
accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement;
higher transaction and custody expenses than for domestic securities; and
limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with

                                       9

the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

INITIAL PUBLIC OFFERINGS ("IPO'S"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the
Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

RULE 144A SECURITIES. Rule 144A securities are securities that are not registered but which are bought and sold solely by institutional investors. The
Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets.

SECTOR FOCUS. The Fund focuses its assets in securities in the science and technology sectors. As a result, the Fund may be subject to greater risks and market fluctuation than a fund which has securities representing a broader range of investment alternatives.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S.
companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 331/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

OTHER RISKS

BORROWING. Borrowing may exaggerate the affect of any increase or decrease in the value of securities or the NAV of the Fund and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities.
Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's
"interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans

                                       10

are subject to the credit risk of nonpayment of principal or interest.
Substantial increases in interest rates may cause an increase in loan defaults.
Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment.
Many loans are relatively illiquid, and may be difficult to value.

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as
"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.
For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date.
Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or the Sub-Adviser might wish to sell and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount the Fund could realize upon disposition. Restricted securities,
i.e. securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.
Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield. However, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop.
If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund
anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it may not achieve its investment objective.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S.
government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation
and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

                                       11

MANAGEMENT OF THE FUND
ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING
Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING
Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in
Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets:

                                     MANAGEMENT
FUND                                    FEES

Global Science and Technology Fund      1.05%

For information regarding the basis of the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report that will be dated April 30, 2008.

SUB-ADVISER

ING Investments has engaged one or more sub-advisers to provide the day-to-day management of the Fund's portfolio. The sub-adviser is not an affiliate of ING
Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the
Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsiblities.
ING Investments and the Fund have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. The Fund will notify shareholders of any change in the identity of a sub-adviser of theFund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

GLOBAL SCIENCE AND TECHNOLOGY FUND

BLACKROCK ADVISORS, INC.

BlackRock Advisors, LLC ("BlackRock Advisors" or "Sub-Adviser"), a Delaware
limited liability company serves as Sub-Adviser to Global Science and Technology
Fund and is a wholly-owned subsidiary of BlackRock, Inc. ("BlackRock").
BlackRock Advisors and its affiliates offer a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels in U.S. and in non-U.S.
markets. The company has over 5,600 employees in 20 countries and a major presence in most key markets including the United States, the United Kingdom,
Asia, Australia, the Middle East and Europe.

As of December 31, 2007, BlackRock Advisors and its affiliates had $1.357 trillion in assets under management. The principal address of BlackRock
Advisors is 100 Bellvue Parkway, Wilmington, Delaware 19809.

The following individuals jointly share responsibility for the day-to-day management of the Fund.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is head of BlackRock Advisors' Global Opportunities Team and is the strategist for all of the team's portfolios. Mr. Callan has co-managed the Fund since 2004. Before becoming

                                       12

part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management
Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios.
Ms. Rosenbaum has co-managed the Fund since 2005. Prior to joining BlackRock
Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset
Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of
BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Dr. Xie has co-managed the Fund since 2005.
Before becoming part of BlackRock Advisors in 2005, Ms. Xie was with State
Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

                                       13

INVESTING IN THE FUND

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES

HOW TO OPEN AN ACCOUNT If you wish to invest in the Fund, you must already be an existing customer of ING DIRECT (ING Bank, fsb) with an Orange Savings Account.
You may then either apply online at www.ingdirect.com, or alternatively you may mail a completed and signed application to:

ING DIRECT SECURITIES, INC.
P.O. Box 15647
Wilmington, DE 19885-5647

If you enclose a check, please ensure that it comes from your linked external checking account, unless the account is a rollover of an IRA or other retirement account, in which case, a check from the previous institution will suffice. If you are unable to invest at least $1,000 per Fund ($250 for IRA accounts) to start, you may open your account for as little as $100 and $75/month for a regular account or $50 and $25/month for an IRA account using the Automatic
Investment Plan ("AIP"). An AIP will allow you to invest regular amounts at regular intervals.

CLASS O ELIGIBILITY

Class O shares are offered to:

..    Customers purchasing shares through ING DIRECT Securities, Inc.
..    Members of such other groups as may be approved by the Board from time to time.

                                       14

HOW TO BUY SHARES

                               TO OPEN AN ACCOUNT                     TO PURCHASE ADDITIONAL SHARES
     -----------------------   ------------------------------------   ----------------------------------------------
     BY MAIL                   Complete and sign your                 Fill out the investment stub from your
                               application, make your check           confirmation statement or send a letter
                               payable to ING DIRECT Fund             indicating your name, account number(s),
                               and mail to:                           the Fund(s) in which you wish to invest and
                                                                      the amount you want to invest in each Fund.
                               ING DIRECT SECURITIES, INC.
                               P.O. Box 15647                         Make your check payable to ING DIRECT
                               Wilmington, DE 19885-5647              Fund and mail to:
                                                                      ING DIRECT SECURITIES, INC.
                                                                      P.O. Box 15647
                               Your check must be drawn on a          Wilmington, DE 19885-5647
                               bank located within the United
                               States and payable in U.S. dollars.
                               Cash, credit cards and third party     Your check must be drawn on a bank
                               checks cannot be used to open an       located within the United States payable in
                               account.                               U.S. dollars.

     -----------------------   ------------------------------------   ----------------------------------------------
     BY OVERNIGHT COURIER      Follow the instructions above for      Follow the instructions above for "By Mail"
                               "By Mail" but send your                but send your check and investment stub or
                               completed application and check        letter to:
                               to:
                                                                      ING DIRECT Securities, Inc.
                               ING DIRECT Securities, Inc.            1 South Orange Street
                               1 South Orange Street                  Wilmington, DE 19801
                               Wilmington, DE 19801

     -----------------------   ------------------------------------   ----------------------------------------------
     ONLINE                    Complete your application online       Log into your account at www.ingdirect.com
                               at www.ingdirect.com                   and click the "Buy" button.

                                       15

                               TO OPEN AN ACCOUNT                     TO PURCHASE ADDITIONAL SHARES
     -----------------------   ------------------------------------   ----------------------------------------------
     BY ELECTRONIC FUNDS       Follow the instructions above for      You may also purchase additional shares by
     TRANSFER                  "By Mail" but rather than send a       Electronic Funds Transfer by calling
                               check, be sure to complete section     1-866-BUY-FUND (866-289-3863).
                               4 of the application.

     -----------------------   ------------------------------------   ----------------------------------------------
     BY EXCHANGE                                                      Submit a written request to the address listed
                                                                      above under "By Mail." Include:
                                                                      .   Your name and account number
                                                                      .   The name of the Fund into and out of
                                                                          which you wish to exchange.
                                                                      .   The amount to be exchanged and the
                                                                          signatures of all shareholders.
                                                                      You may also exchange your shares by
                                                                      calling 1-866-BUY-FUND (866-289-3863).
                                                                      Please be prepared to provide:
                                                                      .   The Fund's name.
                                                                      .   Your account number(s).
                                                                      .   Your Social Security number or taxpayer
                                                                          identification number.
                                                                      .   Your address.
                                                                      .   The amount to be exchanged.
                                                                      Additionally, you may log into your account
                                                                      at www.ingdirect.com and click the
                                                                      "Exchange" button.

                                       16

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests may be made in writing, online, or in amounts up to
$100,000, by telephone. A medallion signature guarantee is required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer
Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the
Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the
Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the
Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payments in cash unwise, the Fund may make payments wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of their net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

    ---------------------   -------------------------------------------------------------------------------------
    REDEMPTIONS BY MAIL     You may redeem shares you own in the Fund by sending written instructions to:
                            ING DIRECT SECURITIES, INC.
                            P.O. Box 15647
                            Wilmington, DE 19885-5647
                            Your instructions should identify:
                            .   The Fund's name.
                            .   The number of shares or dollar amount to be redeemed.
                            .   Your name and account number.
                            Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).

   ----------------------   -------------------------------------------------------------------------------------
   REDEMPTIONS BY           Call 1-866-BUY-FUND (866-289-3863). Please be prepared to provide your account
   TELEPHONE                number, account name and the amount of the redemption, which must be no more than $100,000.

   ----------------------   -------------------------------------------------------------------------------------
   ONLINE                   Log into your account at www.ingdirect.com and click the "Sell" button.
                            For IRA accounts, please submit a Redemption Form by fax to 1-866-327-4592 before 2 p.m. EST. The form may also be mailed to the address above. It is available for download at www.ingdirect.com.

                                       17

TIMING OF REQUESTS

Orders that are received by the Fund's Transfer Agent, or as otherwise provided below, before the close of regular trading ("Market Close") on the New York
Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) will be processed at net asset value ("NAV") per share calculated that business day. Orders received after the close of regular trading on the NYSE will be processed at the NAV calculated on the following business day.

Investors purchasing through ING DIRECT Securities, Inc. should refer to its materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES

Class O shares are only offered through ING DIRECT Securities, Inc. More information may be found on the firm's website by going to www.ingdirect.com.
The Fund offers additional classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for those funds.

BUSINESS HOURS Fund representatives are available from 9:00 a.m. to 4:00 p.m.
Eastern time Monday through Friday.

NET ASSET VALUE The NAV per share for each class of the Fund is determined each business day as of Market Close. The Fund is open for business every day the
NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

..    Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;
..    Securities of an issuer that has entered into a restructuring;
..    Securities whose trading has been halted or suspended;
..    Fixed-income securities that have gone into default and for which there are no current market value quotations; and
..    Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's
Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund, the ING Funds Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

..    Name;

                                       18

..    Date of birth (for individuals);
..    Physical residential address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS
FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION
LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE
TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

EXCHANGE PRIVILEGES There is no fee to exchange shares from one Fund to another
Fund offering the same share class. When you exchange shares, your new Fund shares will be in the same class as your current shares.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the
Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through:
increased trading and transaction costs; increased administrative costs; and
lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.
Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds 4 times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes.
Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the
Fund reserves the right to take any necessary action to deter such activity.
Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

                                       19

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customer's trading activity on an individual basis. The Fund's administrator now has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

ONLINE AND TELEPHONE EXCHANGE AND/OR REDEMPTION PRIVILEGES You automatically receive online and telephone exchange and redemption privileges when you establish your account. If you do not want these privileges, you may call
1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Online and telephone redemption requests will be accepted for amounts less than
$100,000. Online and telephone redemption requests may not be accepted if you:

..    Have submitted a change of address within the preceding 15 calendar days.
..    Are selling shares in a retirement plan account held in a trust.

You may make account inquiry requests, purchases, or redemptions online at:
www.ingdirect.com.

The Fund reserves the right to amend online and telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Fund believes it is advisable to do so.

ADDITIONAL SERVICES The Fund offers the following additional investor services.
The Fund reserves the right to terminate or amend these services at any time.
For all of the services, certain terms and conditions apply. See the SAI or call
1-866-BUY-FUND (866-289-3863) for additional details.

..    AUTOMATIC INVESTMENT You can make automatic monthly investments in the
     Fund.
..    TDD SERVICE Telecommunication Device for the Deaf ("TDD") services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.
..    TAX-DEFERRED RETIREMENT PLANS The Fund may be used for investment by individual retirement accounts ("IRAs"), including Roth IRAs. Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").
The Distributor is a broker-dealer that is licensed to sell securities. The
Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities
(collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority ("FINRA")
as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

                                       20

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the Shareholder Servicing Payments made by the Fund under the
Shareholder Servicing (12b-1) agreement. The payments made under this arrangement are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.
These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)
0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events;
payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;
Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial
Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING
DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity
Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan
Stanley"); Multi Financial Securities; National Financial Services Corp;
Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential
Investment Management Services; Raymond James Financial Services; RBC Dain
Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells
Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid annually for the Fund and are normally expected to consist of ordinary income.

CAPITAL GAINS DISTRIBUTIONS Capital gains distributions, if any, are paid on an annual basis. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.

Distributions are normally expected to consist primarily of capital gains.

Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of this payment, the share price of the Fund will be reduced by the amount of the payment.

DISTRIBUTION OPTIONS When completing your application, you must select one of the following three options for dividends and capital gains distributions:

..    FULL REINVESTMENT Both dividends and capital gains distributions from the
     Fund will be reinvested in additional shares of the same class of shares of the Fund. This option will be selected automatically unless one of the other options is specified.
..    CAPITAL GAINS REINVESTMENT Capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund and all net income from dividends will be distributed in cash.

                                       21

..    ALL CASH Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-866-BUY-FUND (866-289-3863) or speak to your investment professional. We will begin sending you individual copies thirty (30) days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on
August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

TAX INFORMATION

The following information is meant as a general summary for U.S. shareholders.
Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Most dividends from th Fund are attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.
Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the
Fund. The following are guidelines for how certain distributions by the Fund is generally taxed to individual taxpayers:

..    Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
..    Note that distributions of earnings from dividends paid by certain
     "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.
..    A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
..    Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

..    The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through
     2010. In the absence of further Congressional action for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

                                       22

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under
"wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the
IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder: (1) to credit this amount; or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the SAI for further information regarding tax matters.

                                       23

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's Class O shares' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report which is incorporated by reference into the SAI and is available upon request.

                                       24

FINANCIAL HIGHLIGHTSGLOBAL SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, an independent registered public accounting firm.

                                                                                  CLASS O
                                                             ------------------------------------------------------------
                                                                   YEAR ENDED             FIVE MONTHS      YEAR ENDED
                                                                   OCTOBER 31,               ENDED           MAY 31,
                                                             --------------------------   OCTOBER 31,   -----------------
                                                                    2007    2006   2005     2004(1)         2004    2003
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $      4.39    3.84   3.48        3.62         3.08      3.
Income (loss) from investment operations:
Net investment loss                                          $     (0.04)  (0.03) (0.03)      (0.02)       (0.04)    (0.
Net realized and unrealized gain (loss)
  on investments and foreign currency related transactions   $      1.24    0.58   0.39       (0.12)        0.58     (0.
Total from investment operations                             $      1.20    0.55   0.36       (0.14)        0.54     (0.
Net asset value, end of period                               $      5.59    4.39   3.84        3.48         3.62      3.
TOTAL RETURN(2)                                              %     27.33   14.32  10.34       (3.87)       17.53    (19.
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                            $    44,503  27,049 15,702      11,808       11,509     1,93
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)             %      2.09    2.09   2.10        2.04         2.23      3.
Net expenses after expense reimbursement(3)(4)               %      1.75    1.75   1.75        1.75         1.80      1.
Net investment loss after expense reimbursement(3)(4)        %     (0.93)  (0.87) (1.04)      (1.53)       (1.61)    (1.
Portfolio turnover rate                                      %        87     140    128          48          121      28

(1)  The Fund changed its fiscal year end to October 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at NAV and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING
     Investments, LLC within three years of being incurred.

                                       25

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Fund's annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/
semi-annual shareholder reports, the SAI, or other Fund information about the
Fund.

To make shareholder inquiries contact:

ING DIRECT SECURITIES, INC.
P.O. Box 15647
Wilmington, DE 19885-5647

1-866-BUY-FUND (866-289-3863)

Or visit the Distributor's website for a free copy of the Fund's Prospectus or
SAI at www.ingdirect.com

Or visit the Fund's website for a free copy of the Fund's annual/semi-annual shareholder reports at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Fund's SEC file number.
The file number is as follows:
ING Series Fund, Inc. 811-6352
   ING Global Science and Technology Fund

                                       26

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 29, 2008

                              ING SERIES FUND, INC.
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 (800) 992-0180

                     ING Global Science and Technology Fund

              Class A, Class B, Class C, Class I and Class O Shares

This Statement of Additional Information ("SAI") relates to ING Global Science and Technology Fund ("Fund"), a series of ING Series Fund, Inc. ("Company").
Prospectuses ("Prospectuses") for the Fund dated February 29, 2008, which provide the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund's principal underwriter,
ING Funds Distributor, LLC ("Distributor"), at the address listed above. This
SAI is not a prospectus, but is incorporated therein by reference in and should be read in conjunction with the current Prospectuses each dated February 29,
2008 which have been filed with the United States Securities and Exchange
Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the
Prospectuses and any supplements thereto. The Fund's financial statements and the independent registered public accounting firm's report thereon included in the annual shareholder report dated October 31, 2007, are incorporated herein by reference. Copies of the Fund's Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Fund at the address and phone number written above. Terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

                                TABLE OF CONTENTS



                                       2

                             HISTORY OF THE COMPANY

The Company is a Maryland corporation registered as a diversified, open-end management investment company. The Company was organized in June 1991 and currently consists of 15 separately managed series.

This SAI pertains only to Class A, Class B, Class C, Class I and Class O shares of ING Global Science and Technology Fund.

Incorporation. The Company was incorporated under the laws of the state of
Maryland on June 17, 1991.

Series and Classes. The Company currently offers multiple series. Only ING
Global Science and Technology Fund is offered through this SAI and the corresponding Prospectuses.

The Board of Directors ("Board") has the authority to subdivide the series into classes of shares having different attributes so long as each share of each
Class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund currently are classified into multiple
Classes.

Each Class of shares has the same rights, privileges and preferences except with respect to: (a) the effect of sales charges, if any, for each Class; (b) the distribution fees borne by each Class; (c) the expenses allocable exclusively to each Class; (d) voting rights on matters exclusively affecting a single Class;
and (e) the exchange privilege of each Class.

Capital Stock. Fund shares are fully paid and non-assessable when issued. Fund shares have no preemptive or conversion rights except that the Fund's Class B shares automatically convert to Class A shares after eight (8) years. A shareholder's Class B shares will automatically convert to Class A shares in the
Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares except that Class B shares acquired initially through funds that were apart of the Nicholas-Applegate
Mutual Funds at the time of purchase will convert after seven years from the date of the original purchase. Each share of the Fund has the same rights to share in dividends declared by the Fund for that share Class. Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders of each Class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Class of shares. Voting rights are not cumulative so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the
Directors. In such an event, the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings. The Company is not required and does not intend to hold annual shareholder meetings. The Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the
Directors or as required by the Investment Company Act of 1940, as amended
("1940 Act"). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification. The Company is a diversified, open-end management investment company as those terms are defined under the 1940 Act. The 1940 Act generally requires, among other things, that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                                       3

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

Diversification

The Fund is diversified within the meaning of the 1940 Act. In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies and other securities (for this purpose, other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by the adviser or sub-adviser in managing the Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser or sub-adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time and the fact that the
Fund may use a technique does not mean that the technique will be used. The
Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectuses and/or this SAI, as well as the federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund's policies, investment strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques as well as the risks associated with those securities and investment techniques that the Fund utilizes follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectuses. Where a particular type of security or investment technique is not discussed in the Fund's Prospectuses, that security or investment technique is not a principal investment strategy.
See the Fund's fundamental investment restrictions for further information.

                                       4

                                                                          ING Global Science
                             Investments                                 and Technology Fund
----------------------------------------------------------------------   -------------------
Equity Investments
   Common Stock                                                                  X
   Convertible Securities                                                        X
   Preferred Stock                                                               X
   Synthetic Convertible Securities/1/                                           X
   IPOs                                                                          X
   Unseasoned Companies                                                          X
Foreign and Emerging Market Investments
   Securities of Foreign Issuers                                                 X
   ADRs / EDRs / GDRs                                                            X
   Eurodollar/Yankee Dollar Instruments/2/                                       X
   Eurodollar Convertible Securities/2/                                          X
   Foreign Bank Obligations/2/                                                   X
   Foreign Currency Exchange Transactions/3/                                     X
   Foreign Mortgage-Related Securities/2/                                        X
   International Debt Securities                                                 X
   Sovereign Debt Securities                                                     X
   Supranational Agencies/2,4/                                                   X
Fixed-Income Investments
   Debt Securities                                                               X
   ARMs                                                                          X
   Asset-Backed Securities (non-Mortgage)/2/                                     X
   Banking Industry Obligations/Short-Term Investments/2/                        X
   Corporate Debt Securities                                                     X
   Credit-Linked Notes/2/                                                        X
   Floating or Variable Rate Instruments/2/                                      X
   GICs/2/                                                                       X
   Government Trust Certificates/2/                                              X
   GNMA Certificates/2/                                                          X
   High-Yield Securities/5/                                                      X
   Mortgage-Related Securities/2/                                                X
   Municipal Securities/2/                                                       X
   Municipal Lease Obligations/2/                                                X
   Savings Association Obligations/2,6/                                          X
   Tax Exempt Industrial Development Bonds and Pollution Control Bonds           X
   Subordinated Mortgage Securities                                              X
   Interest/Principal Only Stripped Mortgage-Backed Securities/2/                X
   U.S. Government Securities/2,6/                                               X
   Zero-Coupon and Pay-In-Kind/2/                                                X
Other Investments
   Derivatives/7/                                                                X
   Financial Futures Contracts and Related Options/8/                            X
   Foreign Currency Options                                                      X
   Forward Currency Contracts/8/                                                 X
   Foreign Future Contracts and Foreign Options/3/                               X
   Forward Foreign Currency Contracts/3/                                         X
   Index-, Currency-, and Equity-Linked Securities/8/                            X
   Options on Futures/8/                                                         X
   Over-the-Counter Options/8/                                                   X
   Put and Call Options/8,9/                                                     X
   Stock Index Options/8/                                                        X
   Straddles/8/                                                                  X
   Warrants                                                                      X
   Other Investment Companies/7/                                                 X
   Private Funds                                                                 X
   Real Estate Securities                                                        X
   Restricted and Illiquid Securities                                            X
   TBA Sale Commitments                                                          X
   Trust-Preferred Securities                                                    X
Investment Techniques
   Borrowing                                                                     X
   Lending of Fund Securities                                                    X
   Repurchase Agreements                                                         X

                                       5

                                                                          ING Global Science
                             Investments                                 and Technology Fund
----------------------------------------------------------------------   -------------------
   Reverse Repurchase Agreements and Dollar Rolls                                X
   Securities, Interest Rate and Currency Swaps/10/                              X
   Short Sales                                                                   X
   Temporary Defensive and Short-Term Positions                                  X
   When-Issued Securities and Delayed Delivery Transactions                      X

/1/  The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by
     Moody's Investors Service, Inc. ("Moody's") or "A" or higher by Standard &
     Poor's Rating Corporation ("S&P") and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

/2/  The Fund may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.

/3/  The Fund may only invest in such instruments for the purposes of hedging.

/4/  Other than for temporary and defensive or cash management purposes, the
     Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.

/5/  The Fund will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's or if unrated, considered by the adviser or sub-adviser to be of comparable quality).

/6/  The certificates of deposit (interest-bearing time deposits) in which the
     Fund may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of
     $100 million based on latest published reports or less than $100 million if the principal amount of such obligations is fully insured by the
     U.S. government.

/7/  The Fund may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.

/8/  For purposes other than hedging, the Fund will invest no more than 5% of its assets in such instruments. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contracts.

/9/  The Fund is prohibited from having written put and call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase and sell put and call options on equity securities only to close out positions previously opened. The
     Fund will not write a call option on a security unless the call is
     "covered" (i.e. it already owns the underlying security). The Fund may purchase put options when the adviser or sub-adviser believes that a temporary defensive position is desirable in light of market conditions but does not desire to sell a portfolio security.

/10/ The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

                                       6

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity
Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations and such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects. The Fund may also concentrate its investments in science and technology sectors.

Other types of equity securities may also be purchased such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative" requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock.
Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation and may be "participating" which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

A convertible security is a security that may be converted either at a stated
price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value"
(determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth at market value if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases

                                       7

such securities for its equity characteristics.

"Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.
Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities each with its own market value.
Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated
"A" or higher by a nationally recognized statistical rating organization
("NRSRO").

Initial Public Offerings

Initial Public Offerings ("IPOs") occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its
IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the
Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore, have a more limited effect on the
Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases the Fund may not be able to purchase IPOs at the offering price but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price making it more difficult for the Fund to realize a profit.

Unseasoned Companies

The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three (3) years'
continuous operation including the operations of any predecessors and parents
(these are sometimes referred to as "unseasoned issuers.") These companies, by their nature, have only a limited operating history that can be used for evaluating the company's growth prospects. As a result,

                                       8

investment decisions for these securities may place a greater emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

Securities of Foreign Issuers

Securities of foreign issuers have certain common characteristics and risks.
Foreign financial markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets.
Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates and there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments.

The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable

                                       9

to respond effectively to increases in trading volume potentially making prompt liquidation of substantial holdings difficult or impossible at times.
Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

American Depositary Receipts, Global Depositary Receipts and European Depositary
Receipts

American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and
European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include the following. ADRs which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S.
issuers and may carry the same risks as investing in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed or represented by ADRs listed on the New York Stock Exchange or the
American Stock Exchange or that are convertible into publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed or represented by ADRs listed on such exchanges.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting,

                                       10

auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S.
government agency or instrumentality.

Foreign Currency Exchange Transactions

The Fund may buy and sell securities denominated in currencies other than the
U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar and therefore, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another
(for exampe, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won) at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended
("Code").

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations such as Canada Mortgage and Housing Corporation and First
Australian National Mortgage Acceptance Corporation Limited. The mechanics of these mortgage-related securities are generally the same as those issued in the
United States. However, foreign mortgage markets may differ materially from the
U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the
World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks and pay-in-kind securities or zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, the
Fund will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies)
as

                                       11

well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Exchange Act of 1933, as amended, ("1933
Act") the issuer generally does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act").
The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund if it invests in such countries.
For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased and re-registered in the name of the Fund. Re-registration may, in some instances, not be able to occur on timely basis resulting in a delay during which the Fund may be denied certain of its rights as an investor including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the
Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S.
or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies which have actively traded securities. The 1940 Act restricts the Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities" as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

                                       12

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Therefore, unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies will adversely affect the value of the Fund's shares.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States. Foreign security trading practices including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Costs. The expense ratios of a fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries and factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the
Fund will invest in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectuses depending on the adviser's or sub-adviser's assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt securities in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.
Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the
Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador,
Mexico, Morocco, Nigeria, Philippines, Poland and Uruguay and may be issued by other emerging countries.

                                       13

Supranational Agencies

Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank)
which was chartered to finance development projects in developing member countries; the European Union which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Debt Securities

The Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.
Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury
Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National
Median Cost of Funds, the one-month or three-month London Interbank Offered Rate
("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District
Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal
National Mortgage Association ("FNMA")) tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-Mortgage)

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation ("CMO") structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of

                                       14

the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Fund must reinvest the returned principal at prevailing interest rates which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund's investment objective and policies. It is expected that governmental, government-related or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.

The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level.
Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through representing actual equity ownership of the underlying assets, or pay-through representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer and/or guarantor. Actual yield may vary from the coupon rate. However, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/Short-Term Investments

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits - banking industry obligations include certificates of deposit, bankers' acceptances and fixed-time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches) based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
government.

A fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations

                                       15

with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.
General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, are limited in the amount which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

For foreign banks there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations - the Fund may invest in certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations - the Fund
may invest a portion of its assets in commercial paper and short-term notes.
Commercial paper consists of unsecured promissory notes issued by corporations.
Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa"
or higher by Moody's.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High-Yield Securities" below.

Debt obligations that are deemed investment grade carry a rating of at least
Baa3 from Moody's, BBB- from S&P or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa3 or BBB- have speculative characteristics

                                       16

and changes in economic circumstances that are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes

A credit-linked note ("CLN") is generally issued by one party with a credit option or risk linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by the Fund in accordance with the Fund's investment objective. The
CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Floating or Variable Rate Instruments

Variable rate demand instruments held by the Fund may have maturities of more than one year provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days) and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand.
The Fund will be able (at any time or during specified periods not exceeding one year depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk.
The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days which cannot be disposed of promptly within seven business days in the usual course of business without taking a reduced price will be treated as illiquid securities.

Guaranteed Investment Contracts

Guaranteed Investment Contracts ("GICs") are issued by insurance companies.
Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund, on a monthly basis, guaranteed interest which is based on an index.
The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days'
notice or less, the GIC is considered an illiquid investment and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

                                       17

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the
Foreign Operations, Export, Financing and Related Borrowers Programs
Appropriations Act of 1998) and (ii) a security interest in obligations of the
U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note provided that such obligations shall not be rated less than AAA or less than Aaa by a NRSRO.

Government National Mortgage Association Certificates

Government National Mortgage Association ("GNMA") Certificates are
mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration ("FHA") or Farmers' Home
Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). A
GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S.
government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. "Modified pass through" type GNMA Certificates entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers' and GNMA fees) whether or not the mortgagor has made such payment.

GNMA Certificates are created by an "issuer" which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of
FHA, FMHA or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type and accordingly, the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal "coupon rate" which represents the effective
FHA-VA mortgage rate at the time of issuance less 0.5%, which constitutes the
GNMA and issuer's fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

                                       18

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which a fund is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such a portfolio as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated and project loan securities are issued. It is the Fund's policy to record these GNMA
Certificates on trade date and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates -- When-Issued And Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a GNMA
Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The adviser or sub-adviser each does not believe that the Fund's NAV or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis. The Fund may invest in when-issued securities without other conditions.
Such securities either will mature or be sold on or about the settlement date.
The Fund may earn interest on such account or securities for the benefit of shareholders.

High-Yield Securities

High-yield securities are debt securities that are rated lower than "Baa3" by
Moody's, "BBB-" by S&P or of comparable quality if unrated.

High-yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.

                                       19

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities.
Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's NAV. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from
Moody's description of its bond ratings: Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of a desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C
- lowest rate class of bonds; regarded as having extremely poor prospects.
Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -
in payment default. S&P applies indicators "+," no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by the Fund may permit the issuer, at its option, to call or redeem its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities. The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high-yield securities may not fall as much as
Treasury or investment grade corporate bonds. Conversely, when interest rates fall these securities may underperform investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Fund's NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

                                       20

Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks. Lower rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market.
Purchasers of high-yield securities tend to be institutions rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability of the
Fund's Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent the
Fund owns illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero- coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund's investment objective may be more dependent on the adviser's or sub-adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The adviser or sub-adviser continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed.
The Fund may retain a security whose rating has been changed.

Mortgage-Related Securities

The Fund may invest in mortgage-related debt securities, CMOs and real estate mortgage investment conduits ("REMICs"). Federal mortgage-related securities include obligations issued or guaranteed by GNMA, FNMA and the Federal Home Loan
Mortgage Corporation ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation and FHLMC, a federal corporation, are instrumentalities of the United States with President appointed board members.
The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. See "U.S. Government Securities."

Pass-through mortgage-related securities are characterized by monthly payments to the holder reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest.
Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of

                                       21

principal in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Fund might be converted to cash and the
Fund could be expected to reinvest such cash at the then prevailing lower rates.
The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity," the latest date by which the tranche can be completely repaid assuming no repayments and has an "average life," the average time to receipt of a principal payment weighted by the size of the principal payment.
The average life is typically used as a proxy for maturity because the debt is amortized rather than being paid off entirely at maturity as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets.
The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as
GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment. Investments in mortgage-related securities involve certain risks. In periods of declining interest rates prices of fixed-income securities tend to rise. However, during such periods the rate of prepayment of mortgages tends to increase with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the
Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

                                       22

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities and their agencies and instrumentalities ("municipal securities").
Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer and the taxes that can be levied for the payment of debt securities may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems;
highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured mortgages, rent subsidized and collateralized mortgages and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt may also be purchased in which scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by
Congress, state legislatures or referenda extending the time for payment of principal or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities. Municipal securities may include "moral obligation"
securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Tax Exempt Industrial Development and Pollution Control Bonds. These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.
They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

                                       23

Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase certificates of participation which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation"
clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies and adequate debt service reserve funds.

Short-Term Municipal Obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues to be payable from these specific future taxes. They are usually general obligations of the issuer and secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue such as federal revenues available under the Federal Revenue Sharing
Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million based on latest published reports or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Tax Exempt Industrial Development Bonds and Pollution Control Bonds

Tax Exempt Industrial Development Bond and Pollution Control Bonds are revenue bonds and generally are

                                       24

not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the
Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of the series may be entitled to receive distributions allocable only to principal, principal pre-payments, interest (or any combination thereof to one or more other classes), or only after the occurrence of certain events and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest (or any combination thereof) that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be affected, pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The
Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

                                       25

The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Fund seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Interest/Principal Only Stripped Mortgage-Backed Securities ("SMBS")

The Fund may invest in SMBS. SMBS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of
SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the
U.S. Treasury such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition,
U.S. government securities include securities issued by instrumentalities of the
U.S. government such as GNMA which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the
United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest ("cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

                                       26

The risks associated with lower-rated debt securities apply to these securities.
Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons including to enhance return, hedge certain market risks, or to provide a substitute for purchasing or selling particular securities.
Derivatives may provide a cheaper, quicker or more specifically focused way for a fund to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk or change the character of the risk to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk or change the character of the risk of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.
Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund.
Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the
Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below and no assurance can be given that any strategy used will succeed. If the adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks including a possible imperfect correlation or even no correlation between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses such as by offsetting favorable price movements in related investments or otherwise due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable; the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage; offsetting positions in connection with transactions in derivative instruments; and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to

                                       27

realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Financial Futures Contracts and Related Options

The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United
States are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission ("CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time and place.
Brokerage fees are incurred when a futures contract is bought or sold, at expiration and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. However, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the
Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities including technical influences in futures trading;
and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading.
Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund may not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if the adviser's or sub-adviser's judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash it may have to sell bonds from its

                                       28

portfolio to meet daily variation margin requirements possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAVs, the Fund will mark-to-market the current value of its open futures contracts.
The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract thereby insuring that the leveraging effect of such futures contract is minimized in accordance with regulatory requirements.

The Fund can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio or the relevant portion thereof.

The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity which could at times make it difficult or impossible to

                                       29

liquidate existing positions or to recover excess variation margin payments.

Forward Currency Contracts

The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S.
dollars marked-to-market daily. In the event of rate fluctuations adverse to the
Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association
("NFA") nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, nor has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and therefore the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts. CFTC
regulations require that to prevent the Fund from being a commodity pool, the
Fund enters into all short futures for the purpose of hedging the value of securities held, that all long futures positions either constitute bona fide hedging transactions as defined in such regulations or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained and accrue profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be completed meaning that upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the
Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of the Fund's net assets after taking into account realized profits and unrealized losses on such futures contracts.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance. In addition, although

                                       30

forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market
(and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or, retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the
Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Foreign Currency Options

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put and call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

Swap Transactions

The interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectuses. The Fund will enter into swap

                                       31

transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the
Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect to one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See "Dividends,
Distributions and Taxes."

In addition, foreign option exchanges do not afford participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets and adverse market movements could therefore continue to an unlimited extent over a period of time.
Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.
Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements typically associated with such option writing. See "OTC Options."

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract.
These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund

                                       32

may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging."
The success of cross hedging is dependent on many factors including the ability of the adviser or sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market
(and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but it does seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                                       33

Index-, Currency- and Equity-Linked Securities

Index-linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices such as the Standard & Poor's
500(R) Composite Stock Price Index ("S&P 500(R) Index"). At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity and/or an interest rate determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser.
Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives the purchaser the right but not the obligation, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.

Over-the-Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser or sub-adviser. Under these special arrangements, the Fund will enter into contracts with dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Strike price refers to the price at which an option will be exercised. Cover assets refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money").
Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

                                       34

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price
(strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder the right to sell and to obligate the writer to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with, or directly from, investment dealers meeting the creditworthiness criteria of the adviser or sub-adviser.

The Fund will not write call options on when-issued securities. The Fund purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The
Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option or by entering into an offsetting transaction.

When writing a call option, in return for the premium the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium. However, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security since it may be assigned an exercise notice at any time prior to the expiration date.
This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price or will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit as long as the price of the underlying

                                       35

instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction or by exercising the option.

Closing transactions will be affected in order to realize a profit on an outstanding call or put option to prevent an underlying security from being called or put or to permit the exchange or tender of the underlying security.
Furthermore, affecting a closing transaction will permit the Fund to write another call option or purchase another put option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option or purchased a put option, it will seek to effect a closing transaction prior to or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to affect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold in which case it would continue to be at market risk on the security. The
Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500(R)
Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which the Fund intends to purchase or sell, or to reduce risks inherent in the ongoing management of the
Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the adviser or sub-adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

                                       36

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could be unable to close out options which it had purchased and, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written covered call option in the event of a substantial price increase.
Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised resulting in a loss of the Fund's entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors'
money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the
Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies' fees and expenses.

Exchange-Traded Funds ("ETFs")

An ETF is an investment company whose goal is to track or replicate a desired index such as a sector, market or global segment. ETFs are traded on exchanges and are traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes the prices of ETFs may vary significantly from the NAVs of the ETFs' underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETFs'
fees and expenses.

Holding Company Depositary Receipts ("HOLDRs")

HOLDRs are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially causing the HOLDRs to be less diverse and creating more risk.

                                       37

Private Funds

U.S. or foreign private limited partnerships or other investment funds are referred to as Private Funds. Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in sections 3(c)(1) or 3(c)(7) of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, the Fund's shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks including loss of the Fund's entire investment in the Private Fund.

Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The
Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to
Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust except under certain circumstances and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that, under certain circumstances, no principal is due at maturity and therefore may result in the loss of the Fund's investment.
Structured securities may be positively or negatively indexed so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

                                       38

Real Estate Securities

Investments in real estate securities include interests in real estate investment trusts ("REITs"), real estate development, real estate operating companies ("REOCs") and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project such as apartment complexes, or geographic region such as the Northeastern U.S., or both. A REOC is a company that derives at least 50%
of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry such as building supplies or mortgage servicing.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building which creates gluts in the market; changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Restricted and Illiquid Securities

The Fund may invest in a restricted security or an illiquid security if the adviser or sub-adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or sub-adviser might wish to sell and these securities could have the affect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring the Fund to rely on judgments that may be somewhat subjective in determining value which could vary from the amount that the Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Fund's decision to dispose of these securities and the time when the Fund is able to dispose of them during which time the value of the securities could decline. The expenses of registering restricted securities
(excluding securities that may be resold by pursuant to Rule 144A under the 1933
Act) may be negotiated at the time such securities are purchased by the Fund.
When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without
SEC registration by certain institutional investors known as "qualified institutional buyers" and, under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced Sale Commitments

The Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain in a segregated account, cash or marketable

                                       39

securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents 3.00% of the trust's assets.

The remaining 97% consists of subordinated debts, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the purpose of calculation capital requirements.

In certain instances, this structure involves more than one financial institution and accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions.
Therefore, the trust-preferred securities held by investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks of the trust-preferred securities, the adviser or sub-adviser evaluates the financial condition of the financial institution as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Fund.

INVESTMENT TECHNIQUES

Borrowing

The Fund may borrow from banks. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

                                       40

Lending of Fund Securities

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund's total assets. No lending may be made to any companies affiliated with the adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan. The Fund seeks to mitigate this risk through contracted indemnification upon default.

The borrower, at all times during the loan, must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.
During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities and the Fund may invest the cash collateral and earn additional income or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully in accordance with the provisions of Rule 5b-3 under the 1940 Act at all times.
Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan including the accrued interest thereon and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry
System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Fund with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be

                                       41

borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days)
sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.
Leveraging by means of borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, the Fund may engage in dollar roll transactions. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.
Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction cash and/or liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be repurchased are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar roll transaction produces a gain for the Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund's NAV will increase faster than otherwise would be the case. Conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, the NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the Fund's yield in the manner described above. However, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectuses. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the marked-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

                                       42

Short Sales

The Fund may make a short sale of securities it already owns. In a short sale, the Fund sells a security which it does not own in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety
(90) days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's NAV per share tends to increase more when the securities it has sold short decrease in value and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential as the market price of securities sold short may continually increase although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker) or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S.
government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale) which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements. In addition, as a matter of policy, the Fund's Board has determined that it will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See
"Dividends, Distributions and Taxes."

Temporary Defensive and Short-term Positions

The Fund may invest in short-term, high-quality debt instruments and in U.S.
government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser's or sub-adviser's determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and
(iv) to take a temporary defensive position.

                                       43

Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the
Fund may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities;
(iii) commercial paper including master notes; (iv) bank obligations including certificates of deposit, time deposits and bankers' acceptances; and (v)
repurchase agreements. The Fund will invest in short-term instruments that do not have a maturity of greater than one year.

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis, generally 15 to 45 days after the commitment is made. The Fund may also enter into forward commitments. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods but no payment or delivery is made by and no interest accrues to the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be marked-to-market daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Fund may realize a capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade.
Failure to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the
Fund's payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

                             INVESTMENT RESTRICTIONS

All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

The Fund's investment objective is not fundamental and may be changed without shareholder vote.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies which mean they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the Fund's outstanding voting securities.

                                       44

As a matter of fundamental policy the Fund may not:

1.   purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities or other registered management investment companies;

2.   purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b)
     notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the
     1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

3.   make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relieve obtained by the Fund;

4.   issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the
     Fund;

5.   purchase or sell real estate, except that the Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6.   purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

7.   borrow money, except to the extent permitted under the 194 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund; or

8.   underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a)
     in connection with the disposition of a Fund security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Global
Industrial Classification ("GIC") Standards. The adviser or sub-adviser believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

                                       45

                       NON-FUNDAMENTAL INVESTMENT POLICIES

The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote. The Fund will not:

1.   invest in companies for the purpose of exercising control or management;

2.   purchase interests in oil, gas or other mineral exploration programs.
     However, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

3.   invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under the 1933 Act, or securities offered pursuant to Section 4(2) of the 1933
     Act, shall not be deemed illiquid solely by reason of being unregistered.
     The adviser or sub-adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; or

4.   invest more than 15% of the total value of its assets in high-yield bonds
     (securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the adviser or sub-adviser to be of comparable quality).

The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and global technology sectors in a number of countries outside the United States. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities.
Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average value of portfolio securities during such year all excluding securities whose maturities at acquisition were one year or less. The
Fund cannot accurately predict its turnover rate, however, the rate will be higher when the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Fund. The Fund's historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

The Fund's portfolio turnover rate decreased from 140% in 2006 to 87% in 2007.
This decrease was predominately due to overall market dynamics and company specific buy/sell decisions.

                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the
SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

                                       46

In addition, the Fund posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Fund will post the quarter-ending June 30 holdings on August 1).

The Fund also compiles a list composed of its ten largest holdings ("Top Ten").
This information is produced monthly and is made available on ING's website on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares and most third parties may receive the Fund's annual or semi-annual shareholder reports, or view on ING's website, the Fund's portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, the Fund may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the
Fund has a legitimate business purpose for doing so. Unless otherwise noted
below, the Fund's disclosure of its portfolio holdings will be on an as-needed basis with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure:

     .    To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;

     .    To financial printers for the purpose of preparing Fund regulatory filings;

     .    For the purpose of due diligence regarding a merger or acquisition;

     .    To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

     .    To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P's (such agencies may receive more data from the Fund than is posted on the Fund's website);

     .    To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

     .    To service providers such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

     .    To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

     .    To certain third parties, on a weekly basis with no lag time, that have financed the Fund's Class B shares.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality including a duty not to trade on such information.

The Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, on the other. Such Policies authorize the Fund's administrator to implement the Board's Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the
Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of the
Policies.

                                       47

The Fund has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

                                                                            Time Lag Between Date
                                                                           of Information and Date
             Party                         Purpose             Frequency     Information Released
------------------------------   ---------------------------   ---------   -----------------------
Societe Generale Constellation   Class B shares financing        Weekly              None
Institutional Shareholder        Proxy Voting & Class Action     Daily               None
   Services, Inc.                Services
Charles River Development        Compliance                      Daily               None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the
Policies.

                                       48

                            MANAGEMENT OF THE COMPANY

Set forth in the table below is information about each Director of the Company.

                                                                                                 Number of
                                 Position(s)  Term of Office                                     Funds in
                                     Held      and Length of                                   Fund Complex           Other
                                   with the        Time        Principal Occupation(s) during   overseen by     Board Memberships
      Name, Address and Age        Company      Served/(1)/          the Past 5 Years          Director/(2)/     held by Director
-------------------------------  -----------  ---------------  ------------------------------  ------------  -----------------------
Directors who are not "Interested Persons"

Dr. Albert E. DePrince, Jr.        Director   June 1998        Professor of Economics and          30         Academy of Economics
7337 East Doubletree Ranch Road               -Present         Finance, Middle Tennessee                      and Finance (February
Scottsdale, Arizona 85258                                      State University (August 1991                  2002-Present);
Age: 66                                                        - Present). Formerly, Director                 Tennessee Tax
                                                               of Business and Economic                       Structure Commission
                                                               Research Center, Middle                        (December 2002-
                                                               Tennessee State University                     December 2004); and
                                                               (August 1994-August 2003).                     Business and Economic
                                                                                                              Research Center
                                                                                                              (August 1999-
                                                                                                              August 2003).

Maria Teresa Fighetti              Director   April 1994 -     Retired. Formerly, Associate        30         None.
7337 East Doubletree Ranch Road               Present          Commissioner/Attorney, New
Scottsdale, Arizona 85258                                      York City Department of Mental
Age: 64                                                        Health (June 1973 - October
                                                               2002).

Sidney Koch                        Director   April 1994 -     Self-Employed Consultant (June      30         None.
7337 East Doubletree Ranch Road               Present          2000 - Present).
Scottsdale, Arizona 85258
Age: 72

Dr. Corine T. Norgaard             Director   June 1991-       Retired. Formerly, President,       30         Mass Mutual Corporate
7337 East Doubletree Ranch Road               Present          Thompson Enterprises                           and Participation
Scottsdale, Arizona 85258                                      (September 2004 -September                     Investors (April 1997
Age: 70                                                        2005); and Dean of the Barney                  -Present); Mass
                                                               School of Business, University                 Mutual Premier Series
                                                               of Hartford, (August 1996 -                    (December 2004-
                                                               June 2004).                                    Present); and Mass
                                                                                                              Mutual MML Series II
                                                                                                              (April 2005-Present).

Edward T. O'Dell                   Director   June 2002 -      Retired. Formerly, Partner of       30         None.
7337 East Doubletree Ranch Road               Present          Goodwin Procter LLP (June 1966
Scottsdale, Arizona 85258                                      - September 2000).
Age: 72

Joseph E. Obermeyer                Director   January 2003 -   President, Obermeyer &              30         None.
7337 East Doubletree Ranch Road               Present          Associates, Inc. (November
Scottsdale, Arizona 85258                                      1999 - Present).
Age: 50

Russell Jones                      Director   December 2007 -  Senior Vice President, Chief        30         None.
7337 East Doubletree Ranch Rd.                Present          Investment Officer and
Scottsdale, Arizona 85258                                      Treasurer Kaman Corporation
Age:  63                                                       (1973-Present).

                                             49

Directors who are "Interested Persons"

Shaun Mathews/(3,4)/               Director   December 2007 -  President and Chief Executive       30         Mark Twain House &
7337 East Doubletree Ranch Rd.                Present          Officer ING Investments, LLC                   Museum (September
Scottsdale, Arizona 85258                                      (December 2006-Present) and                    2002-Present;
Age:  52                                                       Head of ING USFS Mutual Funds                  Connecticut Forum (May
                                                               and Investment Products                        2002-Present); Capital
                                                               (October 2004-Present). CMO of                 Community College
                                                               ING USFS (April 2002-October                   Foundation (February
                                                               2004) and Head of                              2002-Present); ING
                                                               Rollover/Payout (October                       Services Holding
                                                               2001-December 2003).                           Company, Inc. (May
                                                                                                              2000-Present);
                                                                                                              Southland Life
                                                                                                              Insurance Company
                                                                                                              (June 2002-Present);
                                                                                                              and ING Capital
                                                                                                              Corporation, LLC, ING
                                                                                                              Funds Distributor,
                                                                                                              LLC, ING Funds
                                                                                                              Services, LLC, ING
                                                                                                              Investments, LLC, and
                                                                                                              ING Pilgrim Funding,
                                                                                                              Inc. (March
                                                                                                              2006-Present).

Fredric (Rick) A. Nelson           Director   December 2007 -  Vice Chairman and Chief             30         None.
III/(3)/                                      Present          Investment Officer, ING
7337 East Doubletree Ranch Rd.                                 Investment Management
Scottsdale, Arizona 85258                                      Americas. Formerly, head of
Age:  51                                                       the U.S. Equity Group as well
                                                               as a member of the Global and
                                                               U.S. Executive Committees at
                                                               JPMorgan Fleming Investment
                                                               Management, Inc. until 2003.

(1)  Directors serve until their successors are duly elected and qualified.

(2)  For the purposes of this table, "Fund Complex" mean the following investment companies: ING GET Fund; ING Series Fund, Inc.; ING Strategic
     Allocation Portfolios, Inc.; ING Variable Funds; ING VP Balanced Portfolio,
     Inc.; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio.
     The number of Funds in the Fund Complex is as of January 31, 2008.

(3)  "Interested person" of the Company, as defined in the 1940 Act, is such because of a relationship with ING Groep N.V., the parent corporation of the adviser of the Fund, ING Investments, LLC, and the Distributor, ING
     Funds Distributor, LLC.

(4)  Shaun Mathews, President, ING USFS Mutual Funds and Investment Products,
     has held a seat on the Board of Directors of The Mark Twain House & Museum
     since September 19, 2002. ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

Officers

Information about the Fund's Officers are set forth in the table below:

                                  Positions Held with the    Term of Office and Length of      Principal Occupation(s) During
    Name, Address and Age               Company                   Time Served /(1)/                  the Last Five Years
-------------------------------  -------------------------  -----------------------------  ---------------------------------------
Shaun P. Mathews                 President and Chief        December 2006 - Present        President and Chief Executive Officer,
7337 East Doubletree Ranch Road  Executive Officer                                         ING Investments, LLC /(2)/ and ING
Scottsdale, Arizona 85258                                                                  Funds Services, LLC/(3)/ (December 2006
Age: 52                                                                                    - Present) and Head of ING USFS Mutual
                                                                                           Funds and Investment Products (October
                                                                                           2004 - Present). Formerly, CMO, ING
                                                                                           USFS (April 2002 - October 2004) and
                                                                                           Head of Rollover/Payout (October 2001 -
                                                                                           December 2003).

                                       50

                                  Positions Held with the    Term of Office and Length of      Principal Occupation(s) During
    Name, Address and Age               Company                   Time Served /(1)/                  the Last Five Years
-------------------------------  -------------------------  -----------------------------  ---------------------------------------
Michael J. Roland                Executive Vice President   April 2002 - Present           Head of Mutual Fund Platform (February
7337 East Doubletree Ranch Road                                                            2007 - Present) and Executive Vice
Scottsdale, Arizona 85258                                                                  President, ING Investments, LLC/(2)/
Age: 49                                                                                    (December 2001 - Present). Formerly,
                                                                                           Head of Product Management (January
                                                                                           2005 - January 2007); Chief Compliance
                                                                                           Officer, ING Investments, LLC/(2)/, and
                                                                                           Directed Services, LLC/(5)/ (October
                                                                                           2004 - December 2005); and Chief
                                                                                           Financial Officer and Treasurer, ING
                                                                                           Investments, LLC/(2)/ (December 2001 -
                                                                                           March 2005).

Stanley D. Vyner                 Executive Vice President   March 2002 - Present           Executive Vice President, ING
7337 East Doubletree Ranch Road.                                                           Investments, LLC/(2)/ (July 2000 -
Scottsdale, Arizona 85258                                                                  Present) and Chief Investment Risk
Age: 57                                                                                    Officer, ING Investments, LLC/(2)/
                                                                                           (January 2003 - Present). Formerly,
                                                                                           Chief Investment Officer of the
                                                                                           International Investments (August 2000
                                                                                           - January 2003).

Joseph M. O'Donnell              Executive Vice President   March 2006 - Present           Chief Compliance Officer of the ING
7337 East Doubletree Ranch Road                                                            Funds (November 2004 - Present); and
Scottsdale, Arizona 85258        Chief Compliance Officer   November 2004 - Present        ING Investments, LLC/(2)/, and Directed
Age: 53                                                                                    Services, LLC/(5)/ (March 2006 -
                                                                                           Present); and Executive Vice President
                                                                                           of the ING Funds (March 2006 -
                                                                                           Present). Formerly, Chief Compliance
                                                                                           Officer ING Life Insurance and Annuity
                                                                                           Company (March 2006 - December 2006);
                                                                                           Vice President, Chief Legal Counsel,
                                                                                           Chief Compliance Officer and Secretary
                                                                                           of Atlas Securities, Inc., Atlas
                                                                                           Advisers, Inc. and Atlas Funds (October
                                                                                           2001 - October 2004).

Todd Modic                       Senior Vice President,     March 2005 - Present           Senior Vice President, ING Funds
7337 East Doubletree Ranch Road  Chief/Principal Financial                                 Services, LLC/(3)/ (April 2005 -
Scottsdale, Arizona 85258        Officer and Assistant                                     Present). Formerly, Vice President, ING
Age: 40                          Secretary                                                 Funds Services, LLC/(3)/ (September
                                                                                           2002 - March 2005); and Director of
                                                                                           Financial Reporting, ING Investments,
                                                                                           LLC/(2)/ (March 2001- September 2002).

Kimberly A. Anderson             Senior Vice President      December 2003 - Present        Senior Vice President, ING Investments,
7337 East Doubletree Ranch Road                                                            LLC/(2)/ (October 2003 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Vice President and Assistant
Age: 43                                                                                    Secretary, ING Investments, LLC/(2)/
                                                                                           (January 2001 - October 2003).

Ernest J. C'DeBaca               Senior Vice President      June 2006 - Present            Senior Vice President ING Investments,
7337 East Doubletree Ranch Road                                                            LLC/(2)/ (December 2006 - Present) and
Scottsdale, Arizona 85258                                                                  ING Funds Services, LLC/(3)/ (April
Age: 38                                                                                    2006 - Present). Formerly, Counsel, ING
                                                                                           Americas, U.S. Legal Services (January
                                                                                           2004 - March 2006); and
                                                                                           Attorney-Adviser, U.S. Securities and
                                                                                           Exchange Commission (May 2001 -
                                                                                           December 2003).

Robert Terris                    Senior Vice President      June 2006 - Present            Senior Vice President, Head of Division
7337 East Doubletree Ranch Road                                                            Operations, ING Funds (May
Scottsdale, Arizona 85258                                                                  2006-Present) and Vice President, Head
Age: 37                                                                                    of Division Operations, ING Funds
                                                                                           Services, LLC/(3)/ (March 2006 -
                                                                                           Present). Formerly, Vice President of
                                                                                           Administration, ING Funds Services,
                                                                                           LLC/(3)/ (October 2001 - March 2006).

Robyn L. Ichilov                 Vice President and         March 2002 - Present           Vice President and Treasurer, ING Funds
7337 East Doubletree Ranch Road  Treasurer                                                 Services, LLC/(3)/ (October 2001 -
Scottsdale, Arizona 85258                                                                  Present) and ING Investments, LLC/(2)/
Age: 40                                                                                    (August 1997 - Present).

                                       51

                                  Positions Held with the    Term of Office and Length of      Principal Occupation(s) During
    Name, Address and Age               Company                   Time Served /(1)/                  the Last Five Years
-------------------------------  -------------------------  -----------------------------  ---------------------------------------
Lauren D. Bensinger              Vice President             March 2003 - Present           Vice President and Chief Compliance
7337 East Doubletree Ranch Road                                                            Officer, ING Funds Distributor,
Scottsdale, Arizona 85258                                                                  LLC/(4)/ (July 1995 - Present) and Vice
Age: 54                                                                                    President (February 1996 - Present);
                                                                                           and Director of Compliance, ING
                                                                                           Investments, LLC/(2)/ (October 2004 -
                                                                                           Present). Formerly, Chief Compliance
                                                                                           Officer, ING Investments, LLC/(2)/
                                                                                           (October 2001 - October 2004).

Maria M. Anderson                Vice President             September 2004 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Road                                                            LLC/(3)/ (September 2004 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Assistant Vice President, ING
Age: 49                                                                                    Funds Services, LLC/(3)/ (October 2001
                                                                                           - September 2004); and Manager of Fund
                                                                                           Accounting and Fund Compliance, ING
                                                                                           Investments, LLC/(2)/ (September 1999 -
                                                                                           October 2001).

William Evans                    Vice President             December 2007 - Present        Vice President, Head of Mutual Fund
7337 East Doubletree Ranch Road                                                            Advisory Group (April 2007-present),
Scottsdale, Arizona 85258                                                                  Vice President, U.S. Mutual Funds and
Age: 35                                                                                    Investment Products (May 2005-April
                                                                                           2007), Senior Fund Analyst, U.S. Mutual
                                                                                           Funds and Investment Products (May
                                                                                           2002-May 2005).

Denise Lewis                     Vice President             April 2007 - Present           Vice President, ING Funds Services,
7337 East Doubletree Ranch Road                                                            LLC/(3)/ (December 2006 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Senior Vice President, UMB
Age: 44                                                                                    Investment Services Group, LLC
                                                                                           (November 2003 - December 2006); and
                                                                                           Vice President, Wells Fargo Funds
                                                                                           Management, LLC (December 2000 - August
                                                                                           2003).

Kimberly K. Palmer               Vice President             March 2006 - Present           Vice President, ING Funds Services,
7337 East Doubletree Ranch Road                                                            LLC/(3)/ (March 2006 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Assistant Vice President, ING
Age: 50                                                                                    Funds Services, LLC/(3)/ (August
                                                                                           2004-March 2006); Manager, Registration
                                                                                           Statements, ING Funds Services,
                                                                                           LLC/(3)/ (May 2003 - August 2004);
                                                                                           Associate Partner, AMVESCAP PLC
                                                                                           (October 2000 - May 2003); and Director
                                                                                           of Federal Filings and Blue Sky
                                                                                           Filings, INVESCO Funds Group, Inc.
                                                                                           (March 1994 - May 2003).

Susan P. Kinens                  Assistant Vice President   March 2003 - Present           Assistant Vice President, ING Funds
7337 East Doubletree Ranch Road                                                            Services, LLC/(3)/ (December 2002 -
Scottsdale, Arizona 85258                                                                  Present); and has held various other
Age: 31                                                                                    positions with ING Funds Services,
                                                                                           LLC/(3)/ for more than the last five
                                                                                           years.

Theresa K. Kelety                Secretary                  September 2003 - Present       Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                             Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Senior Associate with
Age: 45                                                                                    Shearman & Sterling (February 2000 -
                                                                                           April 2003).

Huey P. Falgout, Jr.             Assistant Secretary        September 2003 - Present       Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Road                                                            Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                                  Formerly, Counsel, ING Americas, U.S.
Age: 45                                                                                    Legal Services (November 2002 -
                                                                                           September 2003); and Associate General
                                                                                           Counsel, AIG American General (January
                                                                                           1999 - November 2002).

(1)  The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2)  ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING
     Pilgrim Investments, LLC is the successor in interest to ING Pilgrim
     Investments, Inc. which was previously known as Pilgrim Investments, Inc.
     and before that was known as Pilgrim America Investments, Inc.

(3)  ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING
     Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc.
     which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)  ING Funds Distributor, LLC is the successor in interest to ING Funds
     Distributor, Inc. which was previously known as ING Pilgrim Securities,
     Inc. and before that was known as Pilgrim Securities.

(5)  Directed Services, LLC is the successor in interest to Directed Services,
     Inc.

                                       52

Board

The Board governs the Fund and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee the
Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Frequency of Board Meetings

The Board currently conducts regular meetings four (4) times a year. The Audit
Committee also meets regularly four (4) times per year and the remaining
Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The
Audit Committee currently consists of Messrs. Obermeyer, DePrince, Jones, Koch and O'Dell and Dr. Norgaard and Ms. Fighetti (collectively, the "Independent
Directors"). Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee. The Audit Committee
held four (4) meetings during the fiscal year ended October 31, 2007.

The Board has a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Fund and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Fund or its shareholders. The Contracts Committee currently consists of
Messrs. Koch, DePrince, Jones, Obermeyer and O'Dell, Dr. Norgaard and Ms.
Fighetti. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee
held five (5) meetings during the fiscal year ended October 31, 2007.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill
Independent Director vacancies on the Board. The Nominating Committee currently consists of Messrs. DePrince, Jones, Koch, Obermeyer and O'Dell, Dr. Norgaard
and Ms. Fighetti. The Nominating Committee will consider nominations for vacancies received by shareholders and will access nominees in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for
Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund) in writing to the Nominating Committee, c/o the Secretary of the Funds, ING Series Fund, Inc., 7337 East Doubletree Ranch
Road, Scottsdale, Arizona 85258. Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent
Director. The Nominating Committee held no meetings during the fiscal year ended
October 31, 2007.

The Board has a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The
Valuation Committee currently consists of Messrs. Koch, DePrince, Jones,
Obermeyer and O'Dell, Dr. Norgaard and Ms. Fighetti. The Valuation Committee
held no meetings during the fiscal year ended October 31, 2007.

The Board has a Compliance Committee for the purposes of: (1) providing oversight with respect to compliance by the Fund and its service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Fund; and (2) to serve as a committee and in such capacity to

                                       53

receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state securities laws. The Compliance
Committee currently consists of Dr. Norgaard, Messrs. O'Dell, DePrince, Jones,
Koch and Obermeyer, and Ms. Fighetti. Dr. Norgaard currently serves as
Chairperson and Mr. O'Dell currently serves as Vice Chairperson of the
Compliance Committee. The Compliance Committee meets as needed. The Compliance
Committee held three (3) meetings during the fiscal year ended October 31, 2007.

Director Ownership of Securities

Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2007.

                                               Aggregate Dollar Range of
                                                 Equity Securities in
                                               all Registered Investment
                                                  Companies Overseen
                            Dollar Range of      by Director in Family
Name of Director          Shares in the Fund    of Investment Companies
-----------------------   ------------------   -------------------------
Independent Directors
Albert E. DePrince, Jr.            None             Over $100,000/(1)/
Maria Theresa Fighetti             None             Over $100,000/(1)/
Sidney Koch                        None              Over $100,000
Corine T. Norgaard                 None              Over $100,000
Joseph E. Obermeyer                None            Over $100,000/(1)/
Edward T. O'Dell                   None            Over $100,000/(1)/
Russell Jones/(2)/                 None            $10,000 - $50,000(1)
Interested Directors
Shaun Mathews/(2)/            $1-$10,000(1)        Over $100,000(1)
Rick Nelson/(2)/                   None            Over $100,000(1)

(1)  Includes the value of shares in which the Director has an indirect interest through a Deferred Compensation Plan.

(2)  Messrs. Jones, Mathews and Nelson commenced services as Directors effective
     December 2007.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent
Director's (and his or her immediate family members) share ownership in securities of the Fund's adviser or principal underwriter and the ownership of securities in any entity controlling, controlled by or under common control with
ING Investments or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2007.

                           Name of Owners
                          and Relationship               Title of    Value of    Percentage of
    Name of Director         to Director       Company     Class    Securities       Class
-----------------------   ------------------   -------   --------   ----------   -------------
Albert E. DePrince, Jr.          N/A             N/A        N/A        $--            N/A
Maria T. Fighetti                N/A             N/A        N/A        $--            N/A
Sidney Koch                      N/A             N/A        N/A        $--            N/A
Corine T. Norgaard               N/A             N/A        N/A        $--            N/A
Joseph Obermeyer                 N/A             N/A        N/A        $--            N/A
Edward T. O'Dell                 N/A             N/A        N/A        $--            N/A
Russell Jones                    N/A             N/A        N/A        $--            N/A
Interested Directors
Shaun Mathews                    N/A             N/A        N/A        $--            N/A
Rick Nelson                      N/A             N/A        N/A        $--            N/A

Compensation of Directors

For service on the Board and the boards of other investment companies in the ING
Board Complex, each Independent Director who is not an "interested person" of
ING is entitled to receive (i) an annual retainer of $60,000, payable in equal quarterly installments; (ii) $7,500 per meeting for each Board meeting in which the Independent Director participates in person; (iii) $7,500 per meeting for each Contracts Committee meeting in which the Independent Director participates in person; (iv) $3,500 per meeting for each committee meeting,

                                       54

other than for a Contracts Committee meeting, held in conjunction with a Board meeting in which the Independent Director participates in person, and $5,000 per meeting for each committee meeting, other than for Contracts Committee meeting, not held in conjunction with a Board meeting, in which the Independent Director participates in person; (v) $2,500 per meeting for each meeting of the Board or an committee in which the Independent Director participates by telephone
(including via video conference); (vi) $35,000 per annum for serving as
Chairperson of the Contracts Committee, payable in equal quarterly installments;
(vii) $15,000 per annum for serving as Chairperson of the Audit Committee, payable in equal quarterly installments; (viii) $15,000 per annum for serving as
Chairperson of the Compliance Committee, payable in equal quarterly installments; (ix) $5,000 per annum for serving as Chairperson of the Nominating
Committee (in periods in which the Committee has operated), payable in equal quarterly installments; (x) $20,000, $7,500 and $7,500 per annum for serving as
Committee Vice Chairperson of the Contracts, Compliance and Audit Committees,
respectively, payable in equal quarterly installments. In addition, each
Independent Director is entitled to reimbursement for out-of-pocket expenses incurred in attending Board and Committee meetings. All such fees and expense reimbursements are allocated among all funds within the ING Board Complex pro rata based upon the average net assets of all the funds within the ING Board
Complex as of the date the payment is due. None of the Independent Directors is entitled to receive pension or retirement benefits.

The following table sets forth information provided by the Fund's adviser regarding compensation of Directors by the Fund and other funds managed by the adviser and its affiliates for the fiscal year ended October 31, 2007. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Fund or any other funds managed by the adviser or its affiliates. None of these Directors were entitled to receive pension or retirement benefits.

Compensation Table

                                             Pension or
                                             Retirement       Total Compensation
                             Aggregate    Benefits Accrued    From Registrant and
      Name of Person       Compensation    as Part of Fund   Fund Complex Paid to
         Position         from the Fund      Expenses           Directors /(1)/
-----------------------   -------------   ----------------   --------------------
Albert E. DePrince, Jr.       $910.37           None               $205,000
Director
Maria T. Fighetti             $810.47           None               $182,500
Director
Sydney Koch                   $966.13           None               $217,500
Director
Corine Norgaard               $910.53           None               $205,000
Director
Joseph E. Obermeyer           $877.18           None               $197,500
Director
Edward T. O'Dell              $785.80           None               $177,500
Director
Russell Jones/(2)/             None             None                 None
Director
Interested Directors
Shaun Mathews/(2)/             None             None                 None
Director
Rick Nelson/(2)/               None             None                 None
Director

(1)  Represents compensation from 33 funds (total in complex as of the fiscal year ended October 31, 2007).

(2)  Messrs. Jones, Mathews and Mr. Nelson commenced services as Directors effective December 2007.

                                       55

The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent
Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

                                 CODE OF ETHICS

The Fund, the adviser, the sub-adviser, and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Directors, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or the Fund's shares. The
Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions. However such persons are generally required to pre-clear all security transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Codes of Ethics to govern the personal trading activities of its personnel.

                             PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The proxy voting procedures delegate to the adviser the authority to vote proxies relating to portfolio securities and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser's proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING
Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database
(www.sec.gov).

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

"Control" is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Company. A control person may be able to take action regarding the Fund without the consent or approval of shareholders. As of
February 28, 2008, the Directors and Officers of the Company as a group owned less than 1% of the outstanding shares of the Fund. As of that date to the knowledge of management, no person owned, beneficially or of record, more than
5% of the outstanding Class A, Class B, Class C, Class I or Class O shares of the Fund except as set forth below. Unless otherwise indicated below, the
Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                               Class and
                                                Record     Percentage   Percentage
              Name and Address                 Ownership    of Class     of Fund
--------------------------------------------   ---------   ----------   ----------
             ING National Trust                 Class A       29.1%        9.8%
         AFS Central Valuation Unit
           Attn: Gordon Elrod TN41
             151 Farmington Ave.
           Hartford, CT 06156-0001

                                       56

                                               Class and
                                                Record     Percentage   Percentage
              Name and Address                 Ownership    of Class     of Fund
--------------------------------------------   ---------   ----------   ----------
      ING Life Insurance & Annuity Co.
             151 Farmington Ave.                Class A       18.9%        6.4%
       Hartford, CT 06156-0001101-0001

       Citigroup Global Markets, Inc.
        Attn: Peter Booth, 7th Floor            Class C        5.3%        0.2%
               33 W. 34th St.
           New York, NY 10001-2402

             ING National Trust
           151 Farmington Ave. #41              Class I       31.0%        1.8%
           Hartford, CT 06156-0001

         Reliance Trust Company Cust            Class I       59.6%        3.4%
 FBO ING Americas Deferred Comp Savings Plan
           P.O. Box 48529 STE 200
           Atlanta, GA 30362-1529

                                     ADVISER

The investment adviser for the Fund is ING Investments, LLC ("ING Investments"
or "Adviser") which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof) as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to other investment advisers including BlackRock Advisors, LLC
("BlackRock Advisors" or "Sub-Adviser"). BlackRock Advisors is the Sub-Adviser
to the Fund. ING Investments is indirect, wholly-owned subsidiaries of ING Groep
N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Amstelveensesweg 500,
1081 Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from "ING Pilgrim
Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Adviser was changed from "ING Pilgrim Investments, LLC" to "ING
Investments, LLC." Prior to March 1, 2002, ING Investment Management Co. served as adviser to the Fund.

ING Investments serves pursuant to an investment management agreement
("Investment Advisory Agreement") between ING Investments and the Company on behalf of the Fund. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement ("Sub-Advisory
Agreement"), ING Investments has delegated certain management responsibilities to BlackRock Advisors. ING Investments oversees the investment management of the
Sub-Adviser for the Fund.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. ING
Investments also provides investment research and analysis. The Investment
Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term of two years, the Investment Advisory Agreement and
Sub-Advisory Agreement continue

                                       57

in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
Act) of the Advisor or Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Fund's semi-annual shareholder report dated April 30.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class or upon not less than
60 days' notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of
BlackRock Advisors. For its services, the Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

Fund                                Advisory Fee
---------------------------------   ---------------------------------------------------------------------------
ING Global Science and Technology   1.050% on the first $500 million of the Fund's average daily net assets;
                                    1.025% on the next $500 million of the Fund's average daily net assets; and
                                    1.000% of the Fund's average daily net assets in excess of $1 billion.

Total Advisory Fees Paid by the Fund

The following tables set forth the total amount the Fund paid to ING Investments for the fiscal years ended October 31, 2007, 2006 and 2005:

                                              October 31,
                                    ------------------------------
                Fund                  2007       2006       2005
---------------------------------   --------   --------   --------
ING Global Science and Technology   $868,500   $823,396   $750,041

                          EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Fund pursuant to which ING Investments has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING
Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses (and acquired fund fees and expenses) such as litigation, and other expenses not incurred in the normal course of the Fund's business) and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of ING Investments do not exceed the following expense limitations:

Fund                                Class A   Class B   Class C   Class I   Class O
---------------------------------   -------   -------   -------   -------   -------
ING Global Science and Technology    1.75%     2.50%     2.50%     1.50%     1.75%

The Fund may, at a later date, reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that these expense limitations shall continue until March 1, 2009.

                                       58

The expense limitations are contractual and will automatically renew for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement to the lead Independent Director of the
Company within ninety (90) days prior to the end of the then-current term or upon termination of the Investment Advisory Agreement. The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon ninety (90) days prior written notice to ING Investments at its principal place of business.

                                   SUB-ADVISER

The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employ an investment adviser to serve as sub-adviser for the Fund, shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the
Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement including all fees payable to the Sub-Adviser and executive salaries and expenses of the Directors and Officers of the Company who are employees of ING Investments or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the
Sub-Advisory agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Fund are borne by the Fund including, without limitation, advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's NAV;
taxes, if any, and the preparation of the Fund's tax returns and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing annual and semi-annual shareholder reports, notices and proxy materials to existing shareholders; expenses of printing and filing annual and semi-annual shareholder reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings;
expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the
Company who are not employees of the Adviser or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and
extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by
ING Investments, the Board on behalf of the Fund, or the shareholders of the
Fund upon 60 days' prior written notice. The Sub-Advisory Agreement, after its initial term through December 31, 2006, continues in effect from year to year subject to the annual approval of the Board on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund who are not parties to the Sub-Advisory Agreements or "interested persons" (as defined in the 1940 Act) of any such party.

The Fund and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into a new investment sub-advisory agreement on behalf of the Fund with a non-affiliated sub-adviser or materially amend an existing Sub-Advisory Agreement subject to the approval of the Fund's Board
(including a majority of Independent Directors) but without shareholder approval. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing for the general management services to the Fund including overall supervisory responsibility for the general management and investment of the Fund's assets, and, subject to the review and approval of the
Board, will among other things: (i) set the Fund's overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of the Fund's assets; (iii) when appropriate, allocate and reallocate the
Fund's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the Sub-Adviser; and (v) implement procedures reasonably designed to ensure that the Sub-Adviser complies with the Fund's

                                       59

investment objectives, policies and restrictions.

Pursuant to a Sub-Advisory Agreement between ING Investments and BlackRock
Advisors, BlackRock Advisors serves as Sub-Adviser to the Fund. Effective
September 30, 2006, BlackRock Advisors began serving as Sub-Adviser to the Fund.
On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill
Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into
BlackRock Advisors. Prior to September 30, 2006, BlackRock Advisors, Inc. served as Sub-Adviser to the Fund beginning January 1, 2004. Prior to January 1, 2004,
AIC Asset Management, LLC served as sub-adviser. In its capacity as Sub-Adviser,
BlackRock Advisors, subject to the supervision and control of ING Investments and the Board on behalf of the Fund, manages the Fund's investment portfolio consistently with the Fund's investment objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by
ING Investments. BlackRock Advisors' address is 100 Bellevue Parkway,
Wilmington, Delaware 19809. Founded in 1994, BlackRock Advisors is a
wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment management firms in the United States.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the
Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

Fund                     Annual Sub-Advisory Fee
----------------------   -------------------------------------------------------
ING Global Science       0.50% on the first $200 million of the Fund's average
   and Technology/(1)/   daily net assets;
                         0.45% on the next $300 million of the Fund's average
                         daily net assets; and
                         0.40% of the Fund's average daily net assets in excess
                         of $500 million

/(1)/ For purposes of calculating fees under this agreement, the assets of the series shall be aggregated with the assets of ING VP Global Science and
     Technology Portfolio, a series of ING Variable Portfolios, Inc. a registered investment company that is not a party to this Sub-Advisory
     Agreement. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to the series and its Sub-Adviser based on relative net assets.

Total Sub-Advisory Fees Paid by ING Investments

For the fiscal years ended October 31, 2007, 2006 and 2005 ING Investments paid
BlackRock Advisors in its capacity as Sub-Adviser, sub-advisory fees as follows:

                               October 31,
                     ------------------------------
       Fund            2007       2006       2005
------------------   --------   --------   --------
ING Global Science
   and Technology    $413,572   $392,094   $357,163

                                PORTFOLIO MANAGER

ING Global Science and Technology Fund

Sub-Adviser: BlackRock Advisors

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2007:

                                       60

                      Registered Investment     Other Pooled Investment
                            Companies                  Vehicles                Other Accounts
                    ------------------------   ------------------------   ------------------------
                    Number of                  Number of                  Number of
Portfolio Manager    Accounts   Total Assets    Accounts   Total Assets    Accounts   Total Assets
-----------------   ---------   ------------   ---------   ------------   ---------   ------------
Thomas P. Callan        9       $7.6 billion    10/(1)/    $912 million      5/(2)/   $994 million
Jean Rosenbaum          6       $4.3 billion     2         $171 million      0            none
Erin Xie                5       $3.9 billion     6/(1)/    $338 million      1         $51 million

/(1)/ One of these accounts with total assets of $39.5 million is subject to performance fees.

/(2)/ One of these accounts with total assets of $604 million is subject to performance fees.

Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless,
BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to
BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by
BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Mr. Callan and Ms. Xie currently manage certain accounts that are subject to performance fees. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term
Retention and Incentive Plan and Restricted Stock Program.

                                       61

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan ("LTIP") -- The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock ("LTIP awards"). Beginning in 2006, awards are granted under the plan in the form of
BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc.
common stock ("LTIP II awards"). Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program -- A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Ms. Rosenbaum, and Mr.
Callan, was mandatorily deferred in a similar manner for a number of years.
Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Each portfolio manager participates in the deferred compensation program. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

Options and Restricted Stock Awards -- Prior to mandatorily deferring a portion of a portfolio manager's annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc.
also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Ms. Rosenbaum and Mr. Callan have been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans -- BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the
BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against one or more market

                                       62

or custom benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the Fund's portfolio managers, such benchmarks include the following:

                                                                     Benchmarks Applicable to Each Portfolio
Portfolio Manager        Portfolios Managed                          Manager
----------------------   -----------------------------------------   ---------------------------------------------
Thomas P. Callan, CFA    Health Sciences Opportunities               A combination of market-based indices (e.g.,
                         Global Science & Technology Opportunities   Standard & Poor's 500 Index, Lipper
                         U.S. Opportunities                          Health/Biotechnology Funds Index, The Russell
                         International Opportunities                 3000 Healthcare Index, The S&P/Citigroup
                         Global Opportunities                        Extended Market Index, The S&P/Citigroup
                                                                     Extended Market Global Ex-U.S. Index, The
                                                                     NYSE Arca Tech 100 Index, The S&P/Citigroup
                                                                     Global BMI), certain customized indices and
                                                                     certain fund industry peer groups.

Erin Xie, PhD            Health Sciences Opportunities               A combination of market-based indices (e.g.,
                         Global Science & Technology Opportunities   Standard & Poor's 500 Index, Lipper
                         Global Opportunities                        Health/Biotechnology Funds Index, The Russell
                                                                     3000 Healthcare Index, The S&P/Citigroup
                                                                     Extended Market Index, The NYSE Arca Tech 100
                                                                     Index, The S&P/Citigroup Global BMI), certain
                                                                     customized indices and certain fund industry
                                                                     peer groups.

Jean M. Rosenbaum, CFA   U.S. Opportunities                          A combination of market-based indices (e.g.,
                         Global Science & Technology Opportunities   The S&P/Citigroup Extended Market Index, The
                         Global Opportunities                        NYSE Arca Tech 100 Index, The S&P/Citigroup
                                                                     Global BMI), certain customized indices and
                                                                     certain fund industry peer groups.

The group of BlackRock, Inc.'s officers then makes a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is measured on both a pre-tax and after-tax basis over various time periods, including 1, 3, 5 and 10-year periods, as applicable. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Portfolio Manager Ownership of Securities

As of October 31, 2007, the end of the Fund's most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager   Dollar Range of Securities of the Fund Owned
-----------------   --------------------------------------------
Thomas Callan                           None
Erin Xie                                None
Jean Rosenbaum                          None

                                RULE 12B-1 PLANS

Fund shares are distributed by the Distributor. With respect to Class A shares of the Fund, the Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under the
Distribution and Shareholder Services Plan adopted by the Company pursuant to
Rule 12b-1 under

                                       63

the 1940 Act ("Rule 12b-1 Plans"). With respect to Class B shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan. With respect to Class C shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan. The Fund does not have a distribution plan for
Class I shares. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares including: (a)
the costs of printing and distributing to prospective investors Prospectuses,
SAIs and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the
Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. The
Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it including its affiliates. Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses and the payments may exceed distribution and service expenses actually incurred.

Class O shares are subject to a Shareholder Services Plan adopted pursuant to
Rule 12b-1. Under the 12b-1 Plan, the Distributor is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of each Fund. The Service Fee may be used by the Distributor to compensate ING
DIRECT Securities, Inc. ("ING Direct") for servicing and maintaining shareholder accounts. Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses and the payments may exceed distribution and services expenses actually incurred. The value of a shareholder's investment will be unaffected by these payments. Additional cash payments may be made by the Distributor to ING Direct for providing shareholder servicing and/or distribution services. Under this arrangement, the Distributor may pay ING
Direct an additional 0.15% of sales of the Class O shares of the Fund above the
0.25%.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plan and any related agreements as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1 Plan.

The Rule 12b-1 Plan continues from year to year from its inception date provided such continuance is approved annually by a vote of the Board including a majority of Independent Directors. The Rule 12b-1 Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Rule 12b-1 Plan must be approved by the Board in the manner described above for annual renewals. The
Rule 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days'
written notice to any other party to the Rule 12b-1 Plan. All persons who are under common control of the Fund could be deemed to have a financial interest in the Rule 12b-1 Plan. No other interested person of the Fund has a financial interest in the Rule 12b-1 Plan.

In approving the Rule 12b-1 Plan, the Board considered all the features of the distribution system including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth; (2) the services provided to the Fund and its shareholders by the Distributor; and (3) the Distributor's shareholder distribution-related expenses and costs.

ING Investments and the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer.
These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

                                       64

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund paid to the Distributor for the fiscal year ended October 31, 2007 were as follows:

Distribution Expenses    Class A    Class B   Class C   Class I   Class O
----------------------   --------   -------   -------   -------   -------
Advertising              $    190        40        13       107       292
Printing                 $  3,608       752       248     2,031     5,549
Salaries & Commissions   $ 30,428     3,492     1,396    12,235    20,722
Broker Servicing         $ 83,337    26,276    29,349     3,725    88,324
Miscellaneous            $  7,424     4,562     4,866     3,591    56,252
                         --------    ------    ------    ------   -------
Total                    $124,987    35,122    35,873    21,689   171,138

                                  ADMINISTRATOR

ING Funds Services, LLC ("Administrator") serves as administrator for the Fund pursuant to an Administration Agreement with the Company. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East
Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business except for those services performed by ING Investments under the Investment
Advisory Agreement, the Sub-Adviser under the applicable Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the
Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund in compliance with applicable legal requirements and the investment policies and restrictions of the Fund.

The Administrative Services Agreement may be cancelled by the Board, without payment of any penalty, by a majority of the Directors upon sixty (60) days'
written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days' written notice to the
Company.

Administrative Fees Paid

For its services the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.08% of the Fund's average daily net assets.

During the fiscal years ended October 31, 2007, 2006 and 2005, the Fund paid the
Administrator the following total administrative service fees:

                                             October 31,
                                    ---------------------------
               Fund                   2007      2006      2005
---------------------------------   -------   -------   -------
ING Global Science and Technology   $66,172   $62,736   $57,147

                                    CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One
Wall Street, New York, New York, 10286, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the
Fund or in deciding which securities are purchased or sold by the Fund. However, the Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside of the United States, The Bank of New York Mellon Corporation
has entered into sub-custodian arrangements (which are designed to comply with
Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                       65

                                  LEGAL COUNSEL

Legal matters for the Company are passed upon by Goodwin Procter LLP, Exchange
Place, 53 State Street, Boston, Massachusetts, 02109.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the
Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer and dividend-paying agent to the Fund.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser for the Fund places orders for the purchase and sale of investment securities for the Fund pursuant to authority granted in the relevant
Investment Sub-Advisory Agreement. Subject to policies and procedures approved by the Company's Board, the Sub-Adviser has discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network ("ECN") or alternative trading system ("ATS").

In situations where the Sub-Adviser resigns or ING Investments otherwise assumes day to day management of the Fund pursuant to its Investment Advisory Agreement with the Fund, ING Investments will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a
"net" basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.
Transactions in certain over-the counter securities also may be effected on an agency basis when, in the Sub-Adviser's opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker Dealers

The Sub-Adviser has a duty to seek to obtain best execution of the Fund's orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.
In selecting brokers and dealers to execute trades, the Sub-Adviser may consider both the

                                       66

characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms' execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary;
special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Sub-Adviser (consistent with the "safe harbor"
described below); and the firms' general reputation, financial condition and responsiveness to the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of the Fund's orders, the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund. Theses credits are used to pay certain expenses of the Fund. These commission recapture payments benefit the Fund and not the
Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for the Fund, the Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Sub-Adviser makes a good faith determination that the broker's commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser's overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund's commission dollars to pay for brokerage and research services provided to the Sub-Adviser is sometimes referred to as "soft dollars." Section 28(e) is sometimes referred to as a "safe harbor," because it permits this practice, subject to a number of restrictions, including the Sub-Adviser's compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

     Brokerage and Research Products and Services Under the Safe Harbor -
     Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts' earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.
     Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Sub-Adviser is required to reasonably allocate the cost of the service so that any portion of the service that does not qualify for

                                       67

     the safe harbor is paid for by the Sub-Adviser from its own funds, and not by portfolio commissions paid by the Fund.

     Benefits to the Sub-Adviser - Research products and services provided to the Sub-Adviser by broker dealers that effect securities transactions for the Fund may be used by the Sub-Adviser in servicing all of its accounts.
     Accordingly, not all of these services may be used by the Sub-Adviser in connection with the Fund. Some of these products and services are also available to the Sub-Adviser for cash and some do not have an explicit cost or determinable value. The research received does not reduce the sub-advisory fees payable to the Sub-Adviser for services provided to the
     Fund. The Sub-Adviser's expenses would likely increase if the Sub-Adviser had to generate these research products and services through its own efforts or if it paid for these products or services itself.

Broker Dealers that are Affiliated with ING Investments or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep,
ING Investments, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, the Sub-Adviser may not consider a broker's promotional or sales efforts on behalf of the Fund when selecting a broker dealer for Fund portfolio transactions and neither the Fund, nor a Sub-Adviser, may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of
Fund shares. The Fund has adopted policies and procedures, approved by the
Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

                                       68

Transition Management

Changes in the Sub-Adviser, investment personnel, reorganizations or mergers of the Fund may result in the sale of a significant portion or even all of the
Fund's portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the Fund. The Fund, ING Investments, or the
Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, a reorganization, or other changes.

Allocation of Trades

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund's Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the
Fund and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser's written policies and procedures. The Sub-Adviser may use different methods of allocating the results aggregated trades. The Sub-Adviser's relevant policies and procedures and the results of aggregated trades in which the Fund participated are subject to periodic review by the Board. To the extent the Fund seeks to acquire (or dispose of) the same security at the same time, the Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. However, over time, the Fund's ability to participate in aggregate trades is expected to provide better execution for the Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Brokerage commissions were paid as follows:

For the fiscal years ended October 31, 2007, 2006 and 2005 brokerage commissions were paid as follows:

Fund                                  2007       2006       2005
---------------------------------   --------   --------   --------
ING Global Science and Technology   $213,778   $354,471   $385,205

For the fiscal year ended October 31, 2007, 2006 and 2005 brokerage commissions in the amounts listed below were paid to firms that also provided research, statistical, or other services to the Adviser:

Fund                                  2007      2006      2005
---------------------------------   -------   -------   -------
ING Global Science and Technology   $60,253   $56,854   $84,309

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

During the fiscal year ended October 31, 2007 the Fund paid affiliated persons of the Fund brokerage commissions as follows:

                    Total Fund       % of      Affiliated   Fund Total     % of
Affiliated Broker    Principal     Principal   Commission   Commission   Commission
-----------------   ------------   ---------   ----------   ----------   ----------
ING Baring LLC      $137,513,072     0.11%        $377       $210,680       0.18%

                                       69

During the fiscal year ended October 31, 2007 the Fund paid no affiliated persons brokerage commissions.

During the fiscal year ended October 31, 2007 the Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of fiscal year ended October 31, 2007:

                 Fund               Security Description   Market Value
---------------------------------   --------------------   ------------
ING Global Science and Technology            None               $0

                        PURCHASE AND REDEMPTION OF SHARES

A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Class A, Class B, Class C, Class I or Class O shares' respective Prospectuses under "Shareholder Guide."

Class I and Class O shares of the Company are purchased and redeemed at the applicable NAV next determined after a purchase or redemption order is received, as described in the Prospectuses. Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge ("CDSC") after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC as a result of which:
(i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of the Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the affects on non-redeeming shareholders in applying this policy.
Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Fund reserves the right to reject any specific purchase or exchange request. In the event the Fund rejects an exchange request, neither the

                                       70

redemption nor the purchase side of the exchange will be processed until the
Fund receives further redemption instructions.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

Redemptions from any ING -advised fund if you:

     .    Originally paid a front-end sales charge on the shares and

     .    Reinvest the money within 90 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by:

1.   Employees of ING Groep and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), Financial Industry Regulatory
     Authority ("FINRA") registered representatives of the Distributor or any affiliated broker-dealer (including members of their immediate families)
     purchasing shares for their own accounts, and members of the Board
     (including their immediate families).

2.   Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either: (1)
     directly in any fund or through an unregistered separate account sponsored by ING Life Insurance and Annuity Company ("ILIAC") or any successor thereto or affiliate thereof; or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

3.   Certain trust companies and bank trust departments investing on behalf of their clients.

4.   Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

5.   Current employees of broker-dealers and financial institutions that have entered into a selling agreement with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

6.   Registered investment companies.

7.   Insurance companies (including separate accounts).

8.   Shareholders of the Adviser Class at the time such shares were re-designated as Class A shares.

9.   Certain executive deferred compensation plans.

Contingent Deferred Sales Charge

Certain Class A shares, all Class B shares and all Class C shares are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

     .    redemptions of shares purchased through reinvestment of dividends or capital gains distributions; and

                                       71

     .    shares purchased more than one year (in the case of Class A and Class
          C shares), or six years (in the case of Class B shares) prior to the redemption

CDSC Waivers

The CDSC will be waived for:

..    exchanges to other funds of the same class;

..    redemptions following the death or disability of the shareholder or beneficial owner;

..    redemptions related to distributions from retirement plans or accounts under Code Section 403(b) after you attain age 70 1/2;

..    tax-free returns of excess contributions from employee benefit plans;

..    distributions from employee benefit plans, including those due to plan termination or plan transfer; and

..    redemptions made in connection with the Automatic Cash Withdrawal Plan (see
     Shareholder Services and Other Features) provided that such redemptions:

     .    are limited annually to no more than 12% of the original account value;

     .    are made in equal monthly amounts, not to exceed 1% per month; and

     .    the minimum account value at the time the Automatic Cash Withdrawal
          Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares as described in the Prospectus. At any time you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the
Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of
Intent. Sales charge reductions are based on purchases in more than one fund and will be effective only after notification to the Distributor that the investment qualifies for a discount. Your holdings in the funds acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the
Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of a fund already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts including retirement plan accounts invested in Class A shares of the funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the funds to determine the front-end sales charge that applies.

                                       72

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made, the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Accounts and Services Systematic Investment - The Systematic
Investment feature, using the Electronic Funds Transfer ("EFT") capability, allows you to make automatic monthly investments in any fund. On the application you may select the amount of money to be moved and the fund in which it will be invested. In order to elect EFT you must first have established an account subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per fund and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic
Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic
Investment has cleared which may take up to 12 calendar days.

Shareholder Information - The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual shareholder reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and Individual Retirement Accounts ("IRA"). With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan - A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of
$100 or more automatically transferred from the Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in the Fund ($250,000 in the case of Class I shares). Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Cross Investing - Cross investing may only be made in the Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call
1-800-992-0180.

Dividend Investing - You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other fund.

Systematic Exchange - You may establish an automatic exchange of shares from one fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Signature Guarantee - A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of
$100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere

                                       73

other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges
Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature
Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the
Fund's shares will be determined once daily as of the close of regular trading
("Market Close") on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the exchange) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectuses. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available
(which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's
Board in accordance with methods that are specifically authorized by the Board.
Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's
Board in accordance with methods that are specifically authorized by the Board.
The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price

                                       74

on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures.
Events after the close of trading on a foreign market that could require the
Fund to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.
Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the affect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE.
Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its
NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE as supplied by the Fund's custodian bank or other broker-dealers or banks approved by the Fund on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares)
and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

The per share NAV of Class A shares generally will be higher than the per share
NAV of shares of the other

                                       75

classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. However, it is expected that the per share
NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day.
It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

                        FEDERAL INCOME TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences and shareholders are advised to consult their own tax adviser with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund.
This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this
SAI, all of which are subject to change which change may be retroactive.

Qualification as a Regulated Investment Company

The Fund intends to qualify as a RIC under the provisions of Subchapter M of the
Code. To so qualify and to be taxed as a RIC, the Fund must, among other things:
(a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies;
(b) diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5%
of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) any two or more issuers that the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of stock entitled to vote) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c)
distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year, and at least
90% of its net tax-exempt interest income in each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

If in any taxable year the Fund fails to qualify as a RIC under the Code or fails to meet the distribution

                                       76

requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which are taxable to shareholders as ordinary income or as qualified dividend income eligible for a reduced rate of tax (or, in the case of corporate shareholders, may be eligible for the dividends-received deduction) as discussed below. Moreover, the Fund would not be required to make any distributions to its shareholders. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Distributions of investment company taxable income (including short-term capital gains) are generally taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent that such distributions are attributable to the Fund's dividend income from U.S. corporations and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.
Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the corporate dividends-received deduction and will generally be taxable to shareholders as long-term capital gains regardless of the length of time that the Fund's shares have been held by a shareholder.
Distributions of short-term capital gains from assets held for one year or less will be taxed as ordinary income. Generally, distributions from the Fund are taxable to shareholders whether received in cash or reinvested in shares of the
Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock that are treated as qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualified dividend income earned by the Fund that would be eligible for the 15%
rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Qualified dividend income generally includes dividends from taxable domestic corporations and certain qualified foreign corporations provided that the Fund has held the stock in such corporation for more than 60 days during the 121 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend. Distributions from the Fund investing in bonds and other debt instruments will not generally qualify for the lower rates. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the
United States, and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and that satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations." The lower rates on long-term capital gains and qualifying dividends are currently scheduled to apply through 2010. In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends, including capital gain dividends, declared in October, November, or
December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on
December 31 of the calendar year in which declared rather than the calendar year in which the dividends are actually received.

                                       77

Distributions by the Fund reduce the NAV of the Fund's shares. Should a distribution reduce the NAV below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as dividend income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution will generally be taxable to the investors.

Original Issue Discount and Market Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and therefore, such income would be subject to the distribution requirements of the Code.

Some debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general that amount of market discount that must be included for each period is equal to the lesser of: (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account); or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.
Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the
Code as Section 988 gains and losses, may increase or decrease the amount of the
Fund's net investment income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that are classified under the
Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income (including dividends, interest, royalties, rents, and certain other types of investment income). Under the PFIC rules, an excess distribution received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an

                                       78

interest factor will be added to the tax as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions. All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a
PFIC on a current basis regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. Alternatively, another election may be available that involves marking-to-market the Fund's
PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income;
any mark-to-market losses as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on qualified dividend income.

Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.
However, tax treaties between certain countries and the United States may reduce or eliminate these taxes. Furthermore, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund and will be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S.
federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the
Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will generally be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are

                                       79

held by the Fund or the shareholders, as the case may be, for less than sixteen
(16) days (forty-six (46) days in the case of preferred shares) during the thirty-one (31) day period (ninety-one (91) day period for preferred shares)
beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-divided. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

Options and Hedging Transactions

The taxation of equity options (including options on narrow-based stock indices)
and OTC Options on debt securities is governed by Code Section 1234. Pursuant to
Code Section 1234, with respect to a put or call option that is purchased by the
Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss and will be short-term or long term depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which the Fund may invest are Section
1256 contracts. Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40").
However, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also,
Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are marked-to-market with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear.
The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss)
from a constructive sale of certain "appreciated financial positions" if the
Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the sixty (60)
day period

                                       80

beginning on the day such transaction was closed, if the Fund's risk of loss is not reduced during that sixty (60) day period.

Under recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subjected to the lower tax rate applicable to a qualified dividend income to instead be taxed at the tax rate of tax applicable to ordinary income.

Requirements relating to the Fund's tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

Short Sales

If the Fund sells securities short, it will recognize short-term gain or loss upon the purchase of securities to close the short sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the affect of reducing an otherwise applicable holding period of a security in the portfolio. However, the constructive sale rule alters this treatment by treating certain other transactions as a constructive sale of the underlying security held by the Fund thereby requiring current recognition of gain as described more fully under "Options and Hedging Transactions" above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Sale or Other Disposition of Shares

Upon the sale or exchange of his or her shares, a shareholder will recognize a taxable gain or loss depending upon such shareholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands which generally may be eligible for reduced federal tax rates depending on the shareholder's holding period for the shares.
Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six (6) months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
As noted above, the maximum tax rate for individual tax payers is 15% on long-term gains.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where: (1) the shareholder incurs a sales charge in acquiring the stock of a RIC; (2) the stock is disposed of before the 91st day after the date on which it was acquired; and
(3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a
"reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Backup Withholding

The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate

                                       81

applicable to unmarried individuals (currently 28%) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require; (2) the IRS notifies the Fund that the taxpayer identification number furnished by the shareholder is incorrect; (3) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (4) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership
("foreign shareholder") depends on whether the income from the Fund is
"effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a
U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 (or such later date as may possibly be extended by Congress) to the extent such dividends are attributable to qualified interest and/or net short-term capital gains provided that the Fund makes certain elections and certain conditions are met. The Fund may choose to not make such elections and satisfy the required conditions and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the
15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax adviser with respect to the particular tax consequences to them of an investment in the Fund including the applicability of foreign taxes.

Other Taxes

Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above.

This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax adviser for details with respect to the particular tax consequences to them of an investment in the Fund.

                                   DISTRIBUTOR

Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Company on behalf of the Fund and the
Distributor ("Underwriting Agreement"). The Underwriting Agreement requires the
Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Company and the Distributor have agreed to indemnify each other against certain liabilities. At the direction of the Distributor, all sales charges may at times be re-allowed to an authorized dealer ("Authorized
Dealer"). If 90% or more of the sales commission is re-allowed such Authorized dealer may be

                                       82

deemed to be an "Underwriter" as that term is defined under the 1933 Act. The
Underwriting Agreement will remain in effect for two years from its inception date and from year-to-year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or
"interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund. See the Prospectuses for information on how to purchase and sell shares of the Fund and the charges and expenses associated with an investment.
The sales charge retained by the Distributor and the commissions re-allowed to selling dealers are not an expense of the Fund and have no affect on the NAV of the Fund. The Distributor's address is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258. The Distributor is a Delaware corporation and is an affiliate of ING Investments and an indirect wholly-owned subsidiary of ING
Groep.

The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or "focus firms." The
Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this SAI, the focus firms are: A.G. Edwards & Sons, Inc; Advantage
Capital Corporation; AIG Financial Advisors, Inc.; American General Securities,
Inc.; Banc of America Investment Services, Inc.; Banc of America Securities,
LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup
Global Markets, Inc; Citistreet Equities, LLC; Financial Network Investment
Corporation; FSC Securities Corporation; H & R Block Financial Advisors, LLC;
ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities,
Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley &
Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation;
PrimeVest Financial Services, Inc.; Prudential Investment Management Services,
LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities;
Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC
Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services,
Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities
Financial Network, Inc.; Wachovia Securities, LLC; Wells Fargo Bank; Wells Fargo
Bank N.A.; and Wells Fargo Investments, LLC.

For the fiscal years ended October 31, 2007, 2006, and 2005 the Distributor recovered the following amounts in sales charges in connection with the sale of shares:

                                        Total Underwriting Fees
                                    ------------------------------
                  Fund                2007       2006       2005
---------------------------------   --------   --------   --------
ING Global Science and Technology   $297,759   $304,565   $277,149

The following table shows all commissions and other compensation received by each principal underwriter who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly of indirectly, from the
Fund during the Fund's most recent fiscal year.

                                             Net Underwriting   Compensation on
                         Name of Principal     Discounts and    Redemptions and    Brokerage       Other
           Fund             Underwriter         Commissions       Repurchases     Commissions   Compensation
----------------------   -----------------   ----------------   ---------------   -----------   ------------
ING Global Science and   ING Funds                $313.15          $2,526.82        $1,291           $0
Technology               Distributor, LLC

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. However, your securities dealer may receive up to the entire amount of the front-end sales charge.

                                        Amount of sales charge typically
                                          are allowed to dealers as a
     When you invest this amount:        percentage of offering price:
-------------------------------------   --------------------------------
            Under $50,000                            5.00%
  $50,000 or more but under $100,000                 3.75%

                                       83

                                        Amount of sales charge typically
                                          are allowed to dealers as a
     When you invest this amount:        percentage of offering price:
-------------------------------------   --------------------------------
 $100,000 or more but under $250,000                 2.75%
 $250,000 or more but under $500,000                 2.00%
$500,000 or more but under $1,000,000                1.75%

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

                                             Commission
                                             ----------
..   on sales of $1 million to $2,499,999        1.00%
..   on sales of $2.5 million to $4,999,999      0.50%
..   on sales of $5 million or greater           0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, the Distributor uses the 0.25%
servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares on a monthly basis.

The Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing the
Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total
Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer(s).

In addition, the Adviser may make payments of up to 0.05% of the Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program provided such accounts are networked accounts.

The Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services which make the Fund available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

The Distributor has agreed to reimburse Financial Network Investment
Corporation, an affiliate of the Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

The Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund. These payments will not exceed 0.33% of the value of
Fund shares sold as a result of such wholesaling efforts. The Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder's investment will be unaffected by these payments.

For the fiscal years ended October 31, 2007, 2006 and 2005 the Distributor received the following amounts in sales charges in connection with the sale of shares:

                     Class A Sales Charges   Class A Sales Charges       Class B         Class C
ING Global Science       Before Dealer            After Dealer       Deferred Sales   Deferred Sales
  and Technology         Re-Allowance             Re-Allowance           Charges         Charges
------------------   ---------------------   ---------------------   --------------   --------------
       2007                 $2,527                    $--                $    --           $313
       2006                 $5,195                    $--                $21,040           $400
       2005                 $2,840                    $--                $44,044           $122

                                       84

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return

The Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula which is prescribed by the SEC:

                               P (1 + T)/n/ = ERV

Where: P   = a hypothetical initial payment of $1,000,
       T   = the average annual total return,
       n   = the number of years, and
       ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions) Quotation

The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula which is prescribed by the SEC:

                               P (1 + T)/n/ = ATV//D//

Where: P        = a hypothetical initial payment of $1,000,
       T        = the average annual total return (after taxes on
                  distributions),
       n        = the number of years, and
       ATV//D// = ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or
                  fractional portion) after taxes on Fund distributions but
                  not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid.
Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

Average Annual Total Return (After Taxes on Distributions and Redemption)
Quotation

The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return

                                       85

after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the
Fund over periods of one, five and ten years (up to the life of the Fund)
calculated pursuant to the following formula which is prescribed by the SEC:

                               P (1 + T)/n/ = ATV//DR//

Where: P         = a hypothetical initial payment of $1,000,
       T         = the average annual total return (after taxes on
                   distributions),
       n         = the number of years, and
       ATV//DR// = ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or
                   fractional portion) after taxes on Fund distributions and
                   redemption.

All total return figures assume that all dividends are reinvested when paid.
Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

Dividend Yield

The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current
Prospectus. The current distribution rate for the Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against the Fund's income and will assume the payment of the maximum sales load including any applicable contingent deferred sales charge.

Additional Performance Quotations

Advertisements of total return will always show a calculation that includes the affect of the maximum sales charge but may also show total return without giving affect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class B, Class C, Class I and Class O shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA
Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized such as
Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall
Street Journal. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such

                                       86

investment companies or indices, may not reflect sales charges which, if reflected, would reduce performance results.

The average annual total returns, including sales charges, for each class of shares of the Fund for the one, five and ten year periods ended October 31, 2007 and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to the latest fiscal year end, is as follows:

Total Return Quotations as of October 31, 2007:

                                                                                                 Since     Inception
                       Fund                                      1 Year   5 Years   10 years   Inception    Date/(1)/
--------------------------------------------------------------   ------   -------   --------   ---------   ----------
ING Global Science and Technology
Class A                                                          20.00%    14.45%      --       (8.04)%      3/1/00
Class A (after taxes on distributions)                           20.00%    14.45%      --       (8.04)%
Class A (after taxes on distributions and sale of Fund shares)   13.00%    12.72%      --       (6.50)%
Class B (assuming payment of CDSC)                               21.68%    14.67%      --       (8.01)%      3/1/00
Class C (assuming payment of CDSC)                               25.33%    14.73%      --       (8.10)%      3/1/00
Class I                                                          27.58%    16.07%      --       (7.09)%      3/1/00
Class O                                                          22.33%    15.74%      --        2.03%       8/6/01
Class O (after taxes on distributions)                           27.33%    15.74%      --        2.03%
Class O (after taxes on distributions and sale of Fund shares)   17.77%    13.88%      --        1.74%

(1)  The inception date above represents the commencement of investment operations which may not coincide with the effective date of the post-effective amendment to the registration statement through which the
     Fund was added.

                              FINANCIAL STATEMENTS

The Financial Statements, and the independent registered public accounting firm's report thereon, appearing in the Company's annual shareholder reports for the fiscal year ended October 31, 2007 are incorporated by reference into this
SAI. The Fund's annual and semi-annual shareholder reports may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258, (800) 992-0180.

                                       87

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: September 27, 2007

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser’s proxy voting procedures (the “Adviser Procedures”) must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter requiring case-by-case consideration, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING VP BALANCED PORTFOLIO, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING GET FUNDS

ING VP BOND PORTFOLIO

ING VP MONEY MARKET PORTFOLIO

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

ING SERIES FUND, INC.

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:
Meeting Date:

1.	To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

	Explanation:	YES ☐	NO ☐

2.	To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

	Explanation:	YES ☐	NO ☐

3.	Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

	Explanation:	YES ☐	NO ☐

4.	Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

	Explanation:	YES ☐	NO ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services, LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the Issuer (“5% Issuer”) (except that an Issuer’s affiliation with a 5% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation
Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 1, 2007

EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines
THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely

PROPOSAL	Guidelines
independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Withholding support from a nominee shall be effected by withholding votes from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, votes in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	Do Not Withhold

Votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally do not withhold votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

PROPOSAL	Guidelines
Voting on a nominee who has not acted upon withhold votes representing a majority of the votes cast at the previous annual meeting	Case-by-Case

• Such nominees when (1) the issue relevant to the majority withhold has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.	For

Votes from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	Do Not Withhold

Votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	Do Not Withhold

In cases in which the Agent has identified a “pay for performance disconnect,” as defined by the Agent, votes on director nominees.	Do Not Withhold

•     Nominees if the Agent has raised other considerations regarding “poor compensation practices,” but where applicable and except as otherwise provided for herein, generally do not withhold votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

Case-by-Case

Independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote against auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.	For

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

PROPOSAL	Guidelines
(1) Votes from the fewest directors whose removal would achieve majority independence across the remaining board.	Withhold

(2)    Votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, votes on non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Votes on nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition	Withhold

Performance Test for Directors

•     Votes on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Proposals Regarding Board Composition or Board Service

• Shareholder proposals to impose new board structures or	Against

PROPOSAL	Guidelines

policies, including those requiring that the positions of Chairman and CEO be held separately, except consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

•     Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

• Shareholder proposals to limit the tenure of outside directors	Against

•     Shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally do not vote against management proposals seeking to establish a retirement age for directors

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

PROPOSAL	Guidelines
• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

• Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:	For

(1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2) Only if the director’s legal expenses would be covered

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

AUDITORS

Management proposals to ratify auditors, except in cases of high non-audit fees	For

Non-Audit Services

•     Approval of auditors when total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees. Vote against management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

PROPOSAL	Guidelines
Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

• Proposals to classify	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

• Management proposals to eliminate cumulative voting, unless the company maintains a classified board of directors	For

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings

• Proposals to restrict or prohibit shareholder ability to call special meetings	Against

• Proposals that remove restrictions on the right of shareholders to act independently of management	For

PROPOSAL	Guidelines
Shareholder Ability to Act by Written Consent

• Proposals to restrict or prohibit shareholder ability to take action by written consent	Against

• Proposals to allow or make easier shareholder action by written consent	For

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board	Case-by-Case

• Proposals that give management the ability to alter the size of the board without shareholder approval	Against

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

PROPOSAL	Guidelines
• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Antigreenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

• Management proposals to require a supermajority shareholder to approve charter and bylaw amendments or other key proposals	Against

•     Shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal

For

Supermajority Shareholder Vote Requirement to Approve Mergers

• Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations	Against

• Shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations	For

White Squire Replacements	For

Amendments to Corporate Documents

•     Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

Against

(1) adding restrictive provisions,

PROPOSAL	Guidelines

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

MISCELLANEOUS

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

Open Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

•     Management proposals, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

PROPOSAL	Guidelines
Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

•     Proposals to reimburse expenses incurred in connection with shareholder proposals, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders

Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•     Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

PROPOSAL	Guidelines

•     Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•     Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•     Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

For

PROPOSAL	Guidelines

•     Management proposals to eliminate dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

For

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if the Agent otherwise supports management’s rationale

For

Preferred Stock

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

For

PROPOSAL	Guidelines

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent	Against

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, unless otherwise provided for herein, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

PROPOSAL	Guidelines

•     Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case

Against

• Proposals for plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by the Agent	For

• Proposals for plans administered by potential grant recipients	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

Against

PROPOSAL	Guidelines
(3) give the board sole discretion to approve option repricing, replacement or exchange programs

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case.	Case-by-Case

OBRA-Related Compensation Proposals

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Golden and Tin Parachutes

• Shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such	For

PROPOSAL	Guidelines
“parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

•     Shareholder proposals to submit executive severance agreements that do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange

Against

• All proposals to ratify or cancel golden or tin parachutes	Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date	For

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed by the Agent as a potential takeover defense	Case-by-Case

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

PROPOSAL	Guidelines
Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted FOR	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

PROPOSAL	Guidelines
Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

•     military business and political concerns

•     workplace diversity and non-discrimination

•     sustainability

•     social issues

•     vendor activities

•     economic risk, or

•     matters of science and engineering

Against

PROPOSAL	Guidelines
GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

PROPOSAL	Guidelines
• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled

For

Director Elections

•     Votes on director nominees in contested elections, or in uncontested elections not subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear, vote for if the Agent otherwise recommends support.

Against

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or	Do Not Vote Against

PROPOSAL	Guidelines
nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in Canada and tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., Hong Kong or France);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

Against

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa)

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

PROPOSAL	Guidelines
• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

•     For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

• Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the	Against

PROPOSAL	Guidelines

position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s)

Against

Director Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

• Proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse	For

Retirement Bonuses

With respect to Japanese companies:

• Proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     If Agent raises scandal or internal control considerations, bonus proposals only for nominees whom a Fund is also voting against for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors, following the Agent’s guidelines	Against

PROPOSAL	Guidelines
Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:

Against

•     Exceed Agent’s recommended dilution limits, including cases in which Agent suggests dilution assessment is precluded by inadequate disclosure;

•     Provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other vesting requirements (e.g., Japan);

•     Are administered by potential grant recipients;

•     Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•     For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

PROPOSAL	Guidelines

•     Provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation

For

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports

•     Reports that include compensation plans permitting:

(1)    Practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)    Retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

Against

PROPOSAL	Guidelines

(3)    Equity award valuation triggering a negative recommendation from the Agent; or

(4)    Provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines. Reports with unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Case-by-Case

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to support general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval

Against

PROPOSAL	Guidelines
Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•     The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•     The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

• Management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that	Against

PROPOSAL	Guidelines

do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees, generally following the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees

• Such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

Allocation of Income and Dividends

• Management proposals concerning allocation of income and the distribution of dividends	For

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

PROPOSAL	Guidelines
Debt Instruments

• Proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests	Case-by-Case

When evaluating a debt .issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

• Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms	For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

PROPOSAL	Guidelines
• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the Agent deems the negative impact, on balance, to outweigh any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/ reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

• Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is	Against

PROPOSAL	Guidelines

little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Other Business

• Management proposals for Other Business in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

                              ING Series Fund, Inc.
                                     PART C:
                                OTHER INFORMATION

Item 23. Exhibits

(a)  (1)  Articles of Amendment and Restatement dated February 21, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's
          Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

     (2)  Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to
          Post-Effective Amendment No. 54 to the Registrant's Form N-1A
          Registration Statement on July 24, 2002 and incorporated herein by reference.

     (3)  Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to
          Post-Effective Amendment No. 61 to the Registrant's Form N-1A
          Registration Statement on September 30, 2003 and incorporated herein by reference.

     (4)  Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to
          Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (5)  Articles of Amendment effective February 17, 2004 - Filed as an
          Exhibit to Post-Effective Amendment No. 65 to the Registrant's
          Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (6)  Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to
          Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (7)  Articles of Amendment effective August 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A
          Registration Statement on July 21, 2005 and incorporated herein by reference.

     (8)  Plan of Liquidation and Dissolution of Series with respect to ING
          Classic Principal Protection Fund - Filed as an Exhibit to
          Post-Effective Amendment No. 74 to the Registrant's Registration
          Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

     (9)  Plan of Liquidation and Dissolution of Series with respect to ING
          Class Principal Protection Fund II - Filed as an Exhibit to
          Post-Effective Amendment No. 74 to the Registrant's Registration
          Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

     (10) Plan of Liquidation and Dissolution of Series with respect to ING
          Classic Principal Protection Fund III - Filed as an Exhibit to
          Post-Effective Amendment No. 76 to the Registrant Registration
          Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

     (11) Plan of Liquidation and Dissolution of Series with respect to ING
          Classic Principal Protection Fund IV - Filed as an Exhibit to
          Post-Effective Amendment No. 85 to the Registrant's Registration
          Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

     (12) Articles of Amendment effective December 1, 2005 regarding name change of ING Index Plus Protection Fund - Filed as an Exhibit to
          Post-Effective Amendment No. 85 to the Registrant's Registration
          Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

     (13) Articles Supplementary dated March 13, 2006 regarding ING 130/30 Large
          Cap Equity Fund (ING 130/30 Fundamental Research Fund) - Filed as an
          Exhibit to Post-Effective Amendment No. 87 to the Registrant's
          Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

     (14) Articles of Amendment effective April 28, 2006 regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation
          Income Fund - Filed as an Exhibit to Post-Effective Amendment No. 87
          to the Registrant's Registration Statement on Form N-1A on April 27,
          2006 and incorporated herein by reference.

     (15) Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research
          Fund - Filed as an Exhibit to Post-Effective Amendment No. 87 to the
          Registrant's Registration Statement on Form N-1A on April 27, 2006 and
          incorporated herein by reference.

     (16) Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund - Filed as an Exhibit to
          Post-Effective Amendment No. 87 to the Registrant's Registration
          Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

     (17) Articles of Amendment effective June 13, 2006 regarding the dissolution of ING Classic Index Plus Fund - Filed as an Exhibit to
          Post-Effective Amendment No. 90 to the Registrant's Registration
          Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

     (18) Articles of Amendment effective August 14, 2006 regarding name change of ING Equity Income Fund to ING Growth and Income Fund - Filed as an
          Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form
          N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

     (19) Articles of Amendment effective February 2, 2007 regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund - Filed as an
          Exhibit to Post-Effective Amendment No. 95 to the Registrant's Form
          N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

     (20) Articles of Amendment effective February 28, 2007 regarding name change of ING International Growth Fund to ING International Equity
          Fund - Filed as an Exhibit to Post-Effective Amendment No. 95 to the
          Registrant's Form N-1A Registration Statement on May 24, 2007 and
          incorporated herein by reference.

     (21) Articles of Amendment effective January 7, 2008 regarding dissolution of ING Growth Fund and ING International Equity Fund -
          Filed herein.

(b)  Second Amended and Restated By-Laws - Filed as an Exhibit to Post-Effective
     Amendment No. 87 to the Registrant's Registration Statement on Form N-1A on
     April 27, 2006 and incorporated herein by reference.

(c)  Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and

                                       2

     Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to
     the Registrant's Form N-1A Registration Statement on February 27, 2002 and
     incorporated herein by reference.

(d)  (1)  Amended Investment Management Agreement dated April 1, 2004 between
          ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit
          to Post-Effective Amendment No. 65 to the Registrant's Form N-1A
          Registration Statement on May 25, 2004 and incorporated herein by reference.

          (i)  Amended Schedule A effective March 5, 2008 to the Amended
               Investment Management Agreement between ING Investments, LLC and
               ING Series Fund, Inc. dated April 1, 2004 - Filed herein.

          (ii) Amendment to Amended Investment Management Agreement dated
               January 1, 2007 between ING Investments, LLC and ING Series Fund,
               Inc. - Filed as an Exhibit to Post-Effective Amendment No. 95 to
               the Registrant's Form N-1A Registration Statement on May 24, 2007
               and incorporated herein by reference.

     (2)  Sub-Advisory Agreement dated March 1, 2002 between ING Investments,
          LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to
          Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i)  First Amendment to Sub-Advisory Agreement effective July 29, 2003 between ING Investments, LLC and Aeltus Investment Management,
               Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to
               the Registrant's Registration Statement on Form N-1A on February
               13, 2004 and incorporated herein by reference.

          (ii) Amended Schedule A effective March 5, 2008 with respect to the
               Sub-Advisory Agreement between ING Investments, LLC and ING
               Investment Management Co. dated March 1, 2002 - Filed herein.

          (iii) Second Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and ING Investment Management Co.
               (formerly, Aeltus Investment Management, Inc.) - Filed as an
               Exhibit to Post-Effective Amendment No. 95 to the Registrant's
               Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

     (3)  Sub-Advisory Agreement dated September 30, 2006 between ING
          Investments, LLC and BlackRock Advisors, LLC - Filed as an Exhibit to
          Post-Effective Amendment No. 95 to the Registrant's Form N-1A
          Registration Statement on May 24, 2007 and incorporated herein by reference.

          (i)  First Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and BlackRock Advisors, LLC - Filed
               as an Exhibit to Post-Effective Amendment No. 95 to the
               Registrant's Form N-1A Registration Statement on May 24, 2007 and
               incorporated herein by reference.

     (4)  Amended and Restated Expense Limitation Agreement effective March 1,
          2002 as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. - Filed as an
          Exhibit to Post-Effective Amendment No. 76 to the Registrant's
          Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

                                       3

          (i)  Amended Schedule A dated December 19, 20007 to the Amended and
               Restated Expense Limitation Agreement between ING Investments,
               LLC and ING Series Fund, Inc. - Filed herein.

(e)  (1)  Underwriting Agreement dated January 1, 2002 between ING Series Fund,
          Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting
          Agreement dated January 1, 2002 - Filed as an Exhibit to
          Post-Effective Amendment No. 63 to the Registrant's Registration
          Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule of Approvals effective March 5, 2008 with respect to the Underwriting Agreement between ING Series Fund,
               Inc. and ING Funds Distributor, LLC dated January 1, 2002 - Filed herein.

          (ii) Substitution Agreement dated October 8, 2002 with respect to the
               Underwriting Agreement between ING Series Fund, Inc. and ING
               Funds Distributor, LLC - Filed as an Exhibit to Post-Effective
               Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by
               reference.

     (2)  Master Selling Dealer Agreement - Filed as an Exhibit to
          Post-Effective Amendment No. 46 to the Registrant's Form N-1A
          Registration Statement on December 15, 2000 and incorporated herein by reference.

(f)  Directors' Deferred Compensation Plan - Filed as an Exhibit to
     Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration
     Statement on January 16, 1998 and incorporated herein by reference.

(g)  (1)  Custody Agreement with The Bank of New York dated January 6, 2003 -
          Filed as an Exhibit to Post-Effective Amendment No. 63 to the
          Registrant's Form N-1A Registration Statement on February 13, 2004 and
          incorporated herein by reference.

          (i)  Amended Exhibit A dated January 16, 2008 with respect to the
               Custody Agreement with The Bank of New York dated January 6, 2003
               - Filed herein.

     (2)  Foreign Custody Manager Agreement with The Bank of New York dated
          January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No.
          63 to the Registrant's Form N-1A Registration Statement on February
          13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule 2 dated June 6, 2003 with respect to the Foreign
               Custody Manager Agreement between ING Series Fund, Inc. and The
               Bank of New York - Filed as an Exhibit to Post-Effective
               Amendment No. 63 to the Registrant's Registration Statement on
               Form N-1A on February 13, 2004.

          (ii) Amended Exhibit A dated January 16, 2008 with respect to the
               Foreign Custody Manager Agreement with The Bank of New York dated
               January 6, 2003 - Filed herein.

     (3)  Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment
          No. 63 to the Registrant's Form N-1A Registration Statement on
          February 13, 2004 and incorporated herein by reference.

          (i)  Amended Exhibit A dated January 16, 2008 with respect to the
               Securities Lending Agreement and Guaranty with The Bank of New
               York dated August 7, 2003 - Filed

                                       4

               herein.

(h)  (1)  Administration Agreement dated April 1, 2002 between ING Funds
          Services, LLC and ING Series Fund, Inc. - Filed as an Exhibit to
          Post-Effective Amendment No. 63 to the Registrant's Form N-1A
          Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule A dated December 19, 2007 with respect to the
               Administration Agreement between ING Funds Services, LLC and ING
               Series Fund, Inc. dated April 1, 2002 - Filed herein.

     (2)  Administration Agreement dated May 1, 2002 between ING Funds Services,
          LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective
          Amendment No. 63 to the Registrant's Form N-1A Registration Statement
          on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule A dated December 19, 2007 with respect to the
               Administration Agreement between ING Funds Services, LLC and ING
               Series Fund, Inc. dated May 1, 2002 - Filed herein.

     (3)  Amended and Restated Financial Guaranty Agreement dated March 1, 2002 among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING
          Investments, LLC and MBIA Insurance Corporation - Filed as an Exhibit
          to Post-Effective Amendment No. 65 to the Registrant's Registration
          Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i)  First Amendment dated November 12, 2002 to Amended and Restated
               Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus
               Investment Management, Inc., ING Investments, LLC and MBIA
               Insurance Corporation - Filed as an Exhibit to Post-Effective
               Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by
               reference.

          (ii) Second Amendment dated September 26, 2003 to Amended and Restated
               Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus
               Investment Management, Inc., ING Investments, LLC and MBIA
               Insurance Corporation - Filed as an Exhibit to Post-Effective
               Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by
               reference.

     (4)  Custodian Service and Monitoring Agreement dated June 2, 2003 by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank
          of New York - Filed as an Exhibit to Post-Effective Amendment No. 63
          to the Registrant's Registration Statement on Form N-1A on February
          13, 2004 and incorporated herein by reference.

          (i)  Amendment to the Custodian Service and Monitoring Agreement dated
               September 30, 2003 by and among ING Series Fund, Inc., MBIA
               Insurance Corporation and The Bank of New York - Filed as an
               Exhibit to Post-Effective Amendment No. 63 to the Registrant's
               Registration Statement on Form N-1A on February 13, 2004 and
               incorporated herein by reference.

          (ii) Amended Schedule B dated September 2003 to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA
               Insurance Corporation and The Bank of New York - Filed as an
               Exhibit to Post-Effective Amendment No. 65 to the Registrant's
               Registration Statement filed on Form N-1A

                                       5

               on May 25, 2004 and incorporated herein by reference.

     (5)  Fund Accounting Agreement dated January 6, 2003 with The Bank of New
          York - Filed as an Exhibit to Post-Effective Amendment No. 63 to the
          Registrant's Form N-1A Registration Statement on February 13, 2004 and
          incorporated herein by reference.

          (i)  Amended Exhibit A dated January 16, 2008 with respect to the Fund
               Accounting Agreement with The Bank of New York dated January 6,
               2003 - Filed herein.

     (6)  Allocation Agreement (Investment Company Blanket Bond) dated September
          24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to
          the Registrant's Registration Statement filed on Form N-1A on May 25,
          2004 and incorporated herein by reference.

          (i)  Amended Schedule A dated April 2007 with respect to the
               Allocation Agreement (Investment Company Blanket Bond) - Filed as
               an Exhibit to Post-Effective Amendment No. 97 to the Registrant's
               Form N-1A Registration Statement on July 30, 2007 and
               incorporated herein by reference.

     (7)  Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003 with Goldman, Sachs & Co. and The Bank of New
          York - Filed as an Exhibit to Post-Effective Amendment No. 65 to the
          Registrant's Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i)  Amended Custodial Undertaking in Connection with Master
               Repurchase Agreement dated June 7, 2006 with Goldman, Sachs & Co.
               and The Bank of New York - To be filed subsequent Post-Effective
               Amendment.

     (8)  Fund Participation Agreement dated January 30, 1998 between Aetna Life
          Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus
          Investment Management, Inc. - Filed as an Exhibit to Post-Effective
          Amendment No. 65 to the Registrant's Registration Statement filed on
          Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i)  First Amendment dated September 29, 2000 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity
               Company, Aetna Series Fund, Inc. and Aeltus Investment
               Management, Inc. - Filed as an Exhibit to Post-Effective
               Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by
               reference.

     (9)  Agency Agreement dated July 7, 2001 between Aetna Series Fund, Inc.
          and DST Systems, Inc. - Filed as an Exhibit to Post-Effective
          Amendment No. 65 to the Registrant's Registration Statement filed on
          Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i)  Amended Exhibit A effective March 5, 2008 with respect to the
               Agency Agreement between ING Series Fund, Inc. and DST Systems,
               Inc. dated July 7, 2001 - Filed herein.

(i)  (1)  Opinion and consent of counsel dated August 29, 2001 with regard to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and
          non-assessable - Filed as an Exhibit to Post-Effective Amendment No.
          50 to the Registrant's Registration Statement filed on Form N-1A on
          August 29, 2001 and incorporated herein by reference.

                                       6

     (2)  Opinion and consent of counsel dated September 27, 2000 with regard to shares of Aetna Series Fund, Inc. as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable - Filed as an Exhibit to
          Post-Effective Amendment No. 44 to the Registrant's Registration
          Statement filed on Form N-1A on September 27, 2000 and incorporated herein by reference.

     (3)  Opinion and consent of counsel dated February 26, 2002 with regard to as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable - Filed as an Exhibit to Post-Effective Amendment No.
          52 to the Registrant's Registration Statement filed on Form N-1A on
          February 27, 2002 and incorporated herein by reference.

     (4)  Opinion and consent of counsel dated September 25, 2003 with regard to
          Class R shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap
          Fund and ING Index Plus SmallCap Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable - Filed as an
          Exhibit to Post-Effective Amendment No. 61 to the Registrant's
          Registration Statement filed on Form N-1A on September 30, 2003 and incorporated herein by reference.

     (5)  Opinion and consent of counsel regarding the legality of the securities being registered with regard to ING Balanced Fund Class O shares - Filed as an Exhibit to Post-Effective Amendment No 71 to the
          Registrant's Registration Statement filed on Form N-1A on August 18,
          2004 and incorporated herein by reference.

     (6)  Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Classic Index Plus
          Fund - Filed as an Exhibit to Post-Effective Amendment No. 82 to the
          Registrant's Registration Statement Filed on Form N1-A on November 30,
          2005 and incorporated herein by reference.

     (7)  Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING 130/30 Fundamental
          Research Fund - Filed as an Exhibit to Post-Effective Amendment No. 87
          to the Registrant's Registration Statement on Form N-1A on April 27,
          2006 and incorporated herein by reference.

     (8)  Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Tactical Asset
          Allocation Fund and ING Global Income Builder - to be filed by
          Post-Effective Amendment.

(j)  (1)  Consent of Goodwin Procter LLP - Filed herein.

     (2)  Consent of KPMG LLP - Filed herein.

(k)  Not applicable.

(l)  Not applicable.

(m)  (1)  Amended and Restated Distribution and Shareholder Services Plan (Class
          A) effective March 1, 2002 - Filed as an Exhibit to Post-Effective
          Amendment No. 63 to the Registrant's Form N-1A Registration Statement
          on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services
               Plan (Class A) - Filed herein.

                                       7

     (2)  Amended and Restated Distribution and Shareholder Services Plan (Class
          B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective
          Amendment No. 63 to the Registrant's Form N-1A Registration Statement
          on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services
               Plan (Class B) - Filed herein.

     (3)  Amended and Restated Distribution and Shareholder Services Plan (Class
          C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective
          Amendment No. 63 to the Registrant's Form N-1A Registration Statement
          on February 13, 2004 and incorporated herein by reference.

          (i)  Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services
               Plan (Class C) - Filed herein.

          (ii) Amended Schedule 2 with respect to the Amended and Restated
               Distribution and Shareholder Services Plan (Class C) - Filed as
               an Exhibit to Post-Effective Amendment No. 63 to the Registrant's
               Form N-1A Registration Statement on February 13, 2004 and
               incorporated herein by reference.

     (4)  Amended and Restated Distribution and Shareholder Services Plan
          (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an
          Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form
          N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (5)  Amended and Restated Shareholder Services Plan (Class O) effective
          March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63
          to the Registrant's Form N-1A Registration Statement on February 13,
          2004 and incorporated herein by reference.

          (i)  Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Shareholder Services Plan (Class O) -
               Filed herein.

          (ii) Waiver Letter to the service fee dated November 1, 2006 for ING
               Money Market Fund (formerly, ING Aeltus Money Market Fund) -
               Filed as an Exhibit to Post-Effective Amendment No. 98 to the
               Registrant's Form N-1A Registration Statement on September 27,
               2007 and incorporated herein by reference.

     (6)  Shareholder Service and Distribution Plan for Class R Shares approved
          June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63
          to the Registrant's Form N-1A Registration Statement on February 13,
          2004 and incorporated herein by reference.

(n)  (1)  Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. - Filed herein.

(o)  Not applicable.

(p)  (1)  ING Funds and Advisers Code of Ethics effective June 1, 2004 as amended on October 1, 2004 and February 1, 2005 - Filed as an Exhibit
          to Post-Effective Amendment No. 74 to the Registrant's Registration
          Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

     (2)  ING Investment Management (US) Code of Ethics dated August 2006 -
          Filed as an Exhibit to Post-Effective Amendment No. 95 to the
          Registrant's Form N-1A Registration Statement on May 24, 2007 and
          incorporated herein by reference.

                                       8

     (3)  BlackRock, Inc. Code of Business Conduct and Ethics revised September
          30, 2006 - Filed as an Exhibit to Post-Effective Amendment No. 95 to
          the Registrant's Form N-1A Registration Statement on May 24, 2007 and
          incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of February 13, 2008, ING National Trust had the following interest in the series of ING Series Fund, Inc. through direct ownership or through one of their separate accounts of more than 25%:

Fund
--------------------------------------
ING Global Science and Technology Fund   ING National Trust   29.1%
ING Global Science and Technology Fund   ING National Trust   31.0%

A list of persons directly or indirectly under common control with the
Registrant is incorporated herein by reference to Item 26 to Post-Effective
Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216) as
filed on April 9, 2001 and incorporated herein by reference.

ITEM 25. INDEMNIFICATION

Article 12, Section (d) of the Registrant's form of Articles of Amendment and
Restatement, incorporated herein by reference to Exhibit (a) to Registrant's
Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the
Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual
Insurance Company which expires October 1, 2007.

Section XI.B of the Administrative Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No.
33-41694), provides for indemnification of the Administrator.

Reference is also made to Section 2-418 of the Corporations and Associations
Article of the Annotated Code of Maryland which provides generally that: (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must
(unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly,
ING Pilgrim Investments, LLC) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years is included in its application for registration as a investment adviser on Form ADV (File
No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co.
together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of
ING Investment Management Co. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No.
801-9046) filed under the Investment Advisers

                                       9

Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of BlackRock Advisors, Inc.
together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of
BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  ING Funds Distributor, LLC is the principal underwriter for ING Mutual
     Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING
     Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING
     Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products
     Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING
     Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond
     Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation
     Portfolios, Inc. and ING GET Fund.

(b)  Information as to the directors and officers of the Distributor, ING Funds
     Distributor, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years is included in its application for registration as a broker-dealer on Form BD
     (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

(c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) ING Series Fund,
Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e)
the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)  ING Series Fund, Inc.
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(b)  ING Investments, LLC
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(c)  ING Funds Distributor, LLC
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(d)  The Bank of New York Mellon Corporation
     1 Wall Street
     New York, New York 10286

(e)  DST Systems, Inc.
     P.O. Box 419386
     Kansas City, Missouri 64141

                                       10

(f)  ING Investment Management Co.
     10 State House Square
     Hartford, Connecticut 06103-3602

(g)  BlackRock Advisors, Inc.
     40 East 52nd Street
     New York, N.Y. 10022

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                       11

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this
Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A
pursuant to Rule 485(b) under the 1933 Act and has duly caused this
Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 22nd day of February, 2008.

                                        ING SERIES FUND, INC.

                                        By: /s/ Theresa K. Kelety
                                            ------------------------------------
                                            Theresa K. Kelety
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                  TITLE                               DATE
------------------------   ---------------------------------   -----------------

------------------------   Senior Vice President and           February 22, 2008
Todd Modic*                Chief/Principal Financial Officer

------------------------   Director                            February 22, 2008
Albert E. DePrince Jr.*

------------------------   Director                            February 22, 2008
Maria T. Fighetti*

------------------------   Director                            February 22, 2008
Russell Jones*

------------------------   Director                            February 22, 2008
Sidney Koch*

------------------------   Director, President and Chief       February 22, 2008
Shaun P. Mathews*          Executive Officer

------------------------   Director                            February 22, 2008
Fredric A. Nelson III*

------------------------   Director                            February 22, 2008
Corine T. Norgaard*

                                       12

------------------------   Director                            February 22, 2008
Joseph E. Obermeyer*

------------------------   Director                            February 22, 2008
Edward O'Dell*

*By: /s/ Theresa K. Kelety
     ---------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Powers of attorney for Todd Modic and each Director - Filed as an Exhibit to
Post-Effective Amendment No. 103 to the Registrant's Form N-1A Registration
Statement on January 25, 2008 and incorporated herein by reference.

                                       13

                                  EXHIBIT INDEX

Exhibit No.   Description
-----------   ------------------------------------------------------------------

(a)(21)       Articles of Amendment effective February 28, 2007 regarding dissolution of ING Growth Fund and ING International Equity Fund

(d)(1)(i)     Amended Schedule A effective March 5, 2008 to the Amended
              Investment Management Agreement between ING Investments, LLC and
              ING Series Fund, Inc. dated April 1, 2004

(d)(2)(ii)    Amended Schedule A effective March 5, 2008 with respect to the
              Sub-Advisory Agreement between ING Investments, LLC and ING
              Investment Management Co. dated March 1, 2002

(d)(4)(i)     Amended Schedule A dated December 19, 20007 to the Amended and
              Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc.

(e)(1)(i)     Amended Schedule of Approvals effective March 5, 2008 with respect to the Underwriting Agreement between ING Series Fund, Inc. and
              ING Funds Distributor, LLC dated January 1, 2002

(g)(1)(i)     Amended Exhibit A dated January 16, 2008 with respect to the
              Custody Agreement with The Bank of New York dated January 6, 2003

(g)(2)(ii)    Amended Exhibit A dated January 16, 2008 with respect to the
              Foreign Custody Manager Agreement with The Bank of New York dated
              January 6, 2003

(g)(3)(i)     Amended Exhibit A dated January 16, 2008 with respect to the
              Securities Lending Agreement and Guaranty with The Bank of New
              York dated August 7, 2003

(h)(1)(i)     Amended Schedule A dated December 19, 2007 with respect to the
              Administration Agreement between ING Funds Services, LLC and ING
              Series Fund, Inc. dated April 1, 2002

(h)(2)(i)     Amended Schedule A dated December 19, 2007 with respect to the
              Administration Agreement between ING Funds Services, LLC and ING
              Series Fund, Inc. dated May 1, 2002

(h)(5)(i)     Amended Exhibit A dated January 16, 2008 with respect to the Fund
              Accounting Agreement with The Bank of New York dated January 6,
              2003

(h)(9)(i)     Amended Exhibit A effective March 5, 2008 with respect to the
              Agency Agreement between ING Series Fund, Inc. and DST Systems,
              Inc. dated July 7, 2001

(j)(1)        Consent of Goodwin Procter LLP

(j)(2)        Consent of KPMG LLP

(m)(1)(i)     Amended Schedule 1 effective December 19, 2007 with respect to the
              Amended and Restated Distribution and Shareholder Services Plan
              (Class A)

(m)(2)(i)     Amended Schedule 1 effective December 19, 2007 with respect to the
              Amended and Restated Distribution and Shareholder Services Plan
              (Class B)

(m)(3)(i)     Amended Schedule 1 effective December 19, 2007 with respect to the
              Amended and Restated Distribution and Shareholder Services Plan
              (Class C)

(m)(5)(i)     Amended Schedule 1 effective December 19, 2007 with respect to the
              Amended and Restated Shareholder Services Plan (Class O)

(n)(1)        Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc.

                                       14